UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-23474)

KKR Credit Opportunities Portfolio
(Exact name of registrant as specified in charter)

555 California Street, 50th Floor
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Lori Hoffman
KKR Credit Advisors (US) LLC
555 California Street, 50th Floor
San Francisco, CA 94104
(Name and address of agent for service)

(415) 315-3620
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025
Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

KKR Credit Opportunities Portfolio
Semi-Annual Report

April 30, 2025

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

The KKR Credit Opportunities Portfolio (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT is available on the Commission’s website at www.sec.gov.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at www.sec.gov.
INFORMATION ABOUT THE FUND’S TRUSTEES
The statement of additional information includes information about the Fund’s Trustees and is available without charge, upon request, by calling 855-862-6092 and by visiting the Commission’s website at www.sec.gov or the Fund’s website at kseries.kkr.com/kcop/.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Management’s Discussion of Fund Performance

Looking Back on the Markets – April 30, 2025

While market sentiment remained optimistic heading into 2025, volatility was brewing under the surface. Rising geopolitical tensions, expanding fiscal deficits, sustained inflationary pressures, and looming tariffs hinted at a potentially more complex environment ahead, even as broad market consensus leaned toward a surge of animal spirits carrying markets higher. What few investors anticipated was just how disruptive one of those undercurrents — in particular tariffs — would become. As the final days of the first quarter approached, the market’s tone shifted. Issuance slowed, deals began to stall, and attention turned to the anticipated reveal of “Liberation Day.” At the same time, we continued to grapple with the zealous yearn for yield, compressed spreads, and a persistent lack of supply. The deepening bifurcation between high-quality and storied credits was becoming harder to ignore.

Throughout the second half of 2024, we highlighted what we called a “non-obvious” market with dispersion quietly taking hold beneath the surface. Some of this reflected the reality of ensuing rolling recessions, where different sectors, for example consumer goods or media, faced pressure at different times, creating an uneven but growing gap between the haves and have-nots. High-quality BBs were tightening toward historical tights, while CCC-rated credits began to drift wider, largely under the radar. Separately, we would be remiss not to acknowledge the exuberance across equity markets. Equity valuations were elevated, and the S&P 500 was trading around 22x forward earnings by Q1’25, which is considered expensive by historical standards. Against that backdrop, a market shakeup was not inconceivable — it could be argued it was overdue.

Then came the twist: headlines turned to tariffs — specifically those on China — directly impacting widely used consumer goods. The pressure that had been building in the markets found its release in rates. The 10-year U.S. Treasury yield surged toward its biggest five-day increase since 1982, followed closely by a sharp sell-off in the 30-year. Yields spiked, liquidity thinned, and what began as scattered signals became something closer to flashing warning lights.

As we reflect on the first four months of 2025, the moment carries a sense of déjà vu — a slight echo of March 2020. However, the difference this time is in the catalyst, structure, and response. Markets were truly shocked during the COVID-19 pandemic. The entire world froze with little line of sight to a resolution, a shock that impacted all. Today’s volatility is not the same. This is a policy-induced reaction, and while the mark-to-market volatility has been acute, including 10% intra-day swings not seen since the Great Financial Crisis (“GFC”), the structural backdrop is different. We have muscle memory and a playbook for this, and while risks remain, there is clarity regarding what needs to happen next. We are not navigating a global shutdown, we are adjusting to a global risk recalibration. Nothing is linear on the way down. As such, we are positioning thoughtfully to reflect on the recalibrated risk environment.

Traded Credit Markets

This year began on a familiar note: investor confidence was back, inflation was easing, rate cuts were expected, persistent supply-demand imbalances continued to underpin technical strength, and credit markets were seemingly ready to run. However, the narrative started to shift. Beneath the surface of strong equity performance and robust gross loan volume of $477 billion[1] globally in Q1, the foundation began to shift. Loan volumes were supported in part by a three-year high in M&A; however, M&A was still relatively low, especially compared to post-election expectations. In the U.S., repricings continued to dominate, accounting for over 50% of activity, alongside nearly 20% from refinancings. Europe posted its strongest start to the year since the GFC. Globally, new-money loan issuance (excluding repricings and refinancings) totaled $230 billion,[1] marking the fastest start to a year since 2021.

CLO issuance also opened with momentum, extending the pace set in 2024. Q1 global volume came in at $66.8 billion[2] across 135 deals pushing AAA spreads to the tightest levels of the CLO 2.0 era (110-115bps). Yet the strength at the surface masked growing underlying fatigue. As we highlighted throughout 2024, the technical backdrop was already stretched, and by late Q1, new issue AAA spreads widened meaningfully, moving from the tights to effectively no-bid for several weeks before settling in the +130–135bps context, which is still tight on a relative basis. Secondary trades widened even more, and for the first time since early 2022, we observed a persistent disconnect between primary and secondary AAAs, a divergence that, as a rule, rarely lasts.

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(1) Pitchbook | LCD, JPMorgan Research and KKR Credit Analysis as of March 31, 2025
(2) Pitchbook | LCD and KKR Credit Analysis as of March 31, 2025

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

As investor sentiment faded and growth expectations cooled, the markets reminded everyone how quickly the tone can change. By March, U.S. loan volume had dropped to just $47.7 billion[3] the second-lowest monthly total in 15 months. The repricing engine stalled, investor demand softened, and volatility returned. Several deals were sidelined or forced to flex wider to cross the finish line. Leveraged loans still managed to post modest Q1 gains with the U.S. returning +0.48% and Europe +0.99%[4] as of March 31, 2025. However, those gains began to retreat as the post-Liberation Day equity sell-off took hold. The immediate flight to quality, combined with gapping bid prices in single B and CCC names, dragged the loan market into negative territory and reignited growing dispersion.

High yield bonds also posted a gain in Q1 +0.95%, supported by falling treasury yields, but with a clear delineation between higher and lower quality cohorts[5]. BB rated bonds finished Q1 up +1.45% while CCC rated bonds fell -0.67%. High yield was then effectively flat in April with year to date gains remaining at +0.95% as the BB cohort posted a modest gain of +0.17% while the CCC cohort lost another -0.62% on the month. Year to date gains[6] for U.S. leveraged loans finished April at +1.05%, lagging European loans slightly which are up +1.16% on the year.

Against this volatile backdrop, one dynamic continues to stand out: carry remains a key stabilizer, especially during more uncertain times, by muting mark-to-market losses and reinforcing credit’s resilience relative to public equities. It also validates a theme we have remained focused on over the past several quarters: the enduring power of compounding income. In an environment where price action can be volatile and uneven, consistent, stable income remains a critical anchor.

Private Credit Markets

Credit today is a more mature and institutional asset class than it was five to seven years ago. Many of the most active lenders are not banks, but asset managers. The asset-based finance (“ABF”), direct lending and capital solutions space is now greater in scale than the traditional corporate high yield bond and leveraged loan bond market. Financing options have expanded — across public and private channels, balance sheet and off-balance sheet, direct and structured — and that evolution has added a layer of resilience, which is positive. We have discussed the structural evolution of credit markets before, and we believe that moments like this show it in action.

On the demand side, we continue to see private credit representing a more permanent allocation for investors. Typically, we have seen the core allocations within private credit take on the role of an income strategy that can be supplemented by opportunistic, higher-yielding corporate lending strategies or private strategies that are uncorrelated to developed market corporate risk, such as asset-based strategies. It’s also important to consider that private equity funds hold more than $2 trillion of dry powder and will need both public and private credit to finance deals. Indeed, we believe the pace of growth in private credit is sustainable, but it need not usurp liquid credit’s traditional role. We see them working more in tandem, even in the same deal at different points in the capital structure.

Private Corporate Direct Lending
We continue to see the toggle between syndicated and private markets in M&A and LBO financing. This was novel in 2022-2023, but now is steady state, just like direct lending has now become an evergreen allocation in many portfolios. The ability to underwrite and structure across formats is what will drive momentum, particularly in a market where traditional issuance remains well below expectations. That shortfall only underscores the importance of creative origination and integrated connectivity across platforms. A key development we’re paying attention to is the acceleration of private investment grade lending. While private investment grade is not a new concept, private placements have been around for over a decade, and the underlying asset types and risk profile are the same; it is now simply offered in private form to third party investors. The key distinction lies in the liquidity profile. For sponsors and corporates, it offers scale and flexibility. For allocators, it offers contractual returns, downside protection, and alignment with liability-sensitive mandates.

Private Asset-Based Finance
Private ABF is a large asset class that reaches across many different segments of the economy. Disintermediation in the banking sector has been expansionary for the asset class since the GFC, and more recently the regional banking dislocation in the U.S. has provided unique opportunities to be a private provider of capital as they look to sell portfolios of assets to shore up liquidity. As we continue, we have sought to diligence funding originators with long track records and in sectors where we are more favorably biased – namely, lending to more prime borrower segments and on a collateralized basis. We also prefer secured risk over unsecured and have found opportunities across diverse collateral such as auto loans, mortgages, and equipment leasing. Finally, we also favor real assets which can provide a natural hedge in today’s high inflationary environment.
_______________________________________
(3) Pitchbook | LCD and KKR Credit Analysis as of March 31, 2025
(4) Morningstar LSTA LL Index as of March 31, 2025
(5) ICE BofA HY Index as of March 31, 2025
(6) Morningstar LSTA LL Index as of April 30, 2025

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Fund Description & Performance

KKR Credit Opportunities Portfolio (“KCOP” or, the “Fund”) is a diversified, closed-end management investment company that continuously offers its shares and is operated as an “interval fund.” The Fund’s investment objective is to seek to provide attractive risk-adjusted returns and high current income. The Fund seeks to achieve its investment objectives by investing in a select portfolio with exposure to two primary credit strategies:

•Opportunistic Credit, a conviction-based approach investing in a portfolio consisting primarily of publicly traded high yield bonds, first and second lien secured bank loans and structured credit (e.g., collateralized loan obligations (“CLOs”) and mezzanine debt); and
•Private Credit, which includes directly originated hard and financial asset-based lending, corporate mezzanine debt, as well as directly originated first lien, second lien and unitranche senior loans to primarily upper middle-market companies.

The Fund expects, under normal circumstances, to invest 70-80% of its Managed Assets in the Opportunistic Credit strategy and 20-30% of its Managed Assets in the Private Credit strategy, though the Fund’s allocation in investments could vary from these guidelines at any time in the Fund’s discretion. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

With respect to performance, returns have softened on both an absolute basis and relative to broader leveraged credit markets given the recent volatility in traded credit markets and, particularly, in lower rated assets. For the six months ended April 30, 2025 the Fund’s total return, net of fees and inclusive of dividends, were as follows for each share class: -1.36% Class I, -1.45% Class D, -1.68% Class U, -1.70% Class T – No Sales Load and -3.65% Class T – With Sales Load[7]. By comparison, high yield (as measured by the ICE BofA US High Yield Index) returned 1.70% and leveraged loans (as measured by the Morningstar LSTA US Leveraged Loan Index) returned 1.83%.

Looking at the trailing six month period, KCOP’s performance has lagged somewhat as spread decompression drove lower rated credits to underperform. We also note the Fund’s use of leverage which has amplified returns in periods of positive performance and diluted returns in periods of negative performance. Over longer horizons, we believe leverage adds substantial value to the Fund, as reflected in the portfolio’s yield profile.

Diving into the Fund’s performance drivers, positions within the healthcare, telecommunications, and services sectors were the top contributors over the last six months ended April 30, 2025. On an asset class basis, private credit positions drove the most significant portion of the Fund’s performance followed by leveraged loan and high yield bond positions. Performance was positive across all rating cohorts. On a relative basis, selection in CC & below rated credits and allocation to CCC assets were most additive while allocation to not rated and selection in CCC detracted.

As of April 30, 2025, the Fund’s portfolio is comprised of the following:

Investments in securities	Level 1	Level 2	Level 3	Total
Leveraged Loans	—%	37.57%	16.26%	53.83%
High Yield Securities	—%	31.27%	0.99%	32.26%
Asset Backed Securities	—%	0.74%	8.75%	9.49%
Equity & Other Investments	0.19%	—%	4.23%	4.42%
Total investments in securities	0.19%	69.58%	30.23%	100.00%

___________________
(7) Source: Performance data from US Bank as of April 30, 2025. Excludes Class PT due to share class operations commencing on December 31, 2024.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Business Updates

We thank you for your partnership and continued investment in KCOP. We look forward to continued communications and will keep you apprised of the progress of KCOP specifically and the leveraged finance marketplace generally. Fund information is available on our website at kseries.kkr.com/kcop.

Disclosures

The Bank of America Merrill Lynch High Yield Master II Index is a market-value weighted index of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. “Yankee” bonds (debt of foreign issuers issued in the US domestic market) are included in the Bank of America Merrill Lynch High Yield Master II Index provided that the issuer is domiciled in a country having investment grade foreign currency long-term debt rating. Qualifying bonds must have maturities of one year or more, a fixed coupon schedule and minimum outstanding of US$100.0 million. In addition, issues having a credit rating lower than BBB3, but not in default, are also included.

The Morningstar LSTA US Leveraged Loan Index is a market value-weighted index designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest payments. The index was rolled out in 2000, and it was backloaded with four years of data dating to 1997. It is not possible to invest directly in an index.

Past performance is not an indication of future results. Returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, expense limitations and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. An investment in the Fund involves risk, including the risk of loss of principal. For a discussion of the Fund’s risks, see Risk Considerations, Note 3 to the consolidated financial statements. Call 855-330-3927 or visit kseries.kkr.com/kcop for performance results current to the most recent calendar quarter-end.

Must be preceded or accompanied by a prospectus.

An imbalance in supply and demand in the income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Investments in income securities may be affected by changes in the creditworthiness of the issuer and are subject to the risk of non–payment of principal and interest. The value of income securities also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. Borrowing to increase investments (leverage) will exaggerate the effect of any increase or decrease in the value of Fund investments. Investments rated below investment grade (typically referred to as “junk”) are generally subject to greater price volatility and illiquidity than higher rated investments. As interest rates rise, the value of certain income investments is likely to decline. Senior loans are subject to prepayment risk. Investments in foreign instruments or currencies can involve greater risk and volatility than US investments because of adverse market economic, political, regulatory, geopolitical or other conditions. Changes in the value of investments entered for hedging purposes may not match those of the position being hedged. The Fund may engage in other investment practices that may involve additional risks.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Consolidated Schedule of Investments
(in thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 72.96%

Aerospace & Defense - 0.26%
Altitude II IRL WH Borrower DAC	Revolver 1L 05/23	SOFR + 10.00%	1/12/2030	USD	41	$36	(b) (g)
Ultra Electronics Holdings Ltd	TL 1L B 11/21	SOFR + 3.50%	8/3/2029	USD	130	128
Ultra Electronics Holdings Ltd	TL 1L B 11/21	EURIBOR + 3.25%	8/6/2029	EUR	104	117
Vertex Aerospace Services LLC	TL 1L B 12/21	SOFR + 2.25%	12/6/2030	USD	1,512	1,494

Agricultural Products & Services - 0.05%
Bloom Fresh International Limited	TL 1L B1 07/23	SOFR + 5.25%	8/9/2030	USD	275	278	(b)
Bloom Fresh International Limited	TL 1L B2 08/23	EURIBOR + 5.25%	8/9/2030	EUR	61	70	(b)

Air Freight & Logistics - 1.19%
CSafe Global	Revolver 1L 03/24	SOFR + 5.75%	3/8/2029	USD	36	36	(a) (b)
CSafe Global	TL 1L 03/24	SONIA + 5.75%	12/14/2028	GBP	48	65	(a) (b)
CSafe Global	TL 1L 03/24	SOFR + 5.75%	12/14/2028	USD	346	349	(a) (b)
CSafe Global	TL 1L DD 03/24	SOFR + 5.75%	12/14/2028	USD	15	15	(a) (b)
Envirotainer Ltd	TL 1L B3 01/25	EURIBOR + 5.00%	7/30/2029	EUR	4,740	5,394	(a) (b)
Envirotainer Ltd	TL 1L B4 01/25	SOFR + 5.00%	7/30/2029	USD	2,412	2,424	(a) (b)
Envirotainer Ltd	TL 1L DD 01/25	EURIBOR + 5.00%	7/30/2029	EUR	865	5	(a) (b) (g)

Alternative Carriers - 2.27%
Level 3 Financing Inc	TL 1L B 03/25	SOFR + 4.25%	3/27/2032	USD	6,168	6,165
Lumen Technologies Inc	TL 1L B2 03/24	SOFR + 2.35%	4/15/2030	USD	4,958	4,738
Zayo Group LLC	TL 1L B 03/20	SOFR + 3.00%	3/9/2027	USD	5,178	4,832	(a)

Application Software - 6.24%
Avetta LLC	Revolver 1L 07/24	SOFR + 4.50%	7/26/2030	USD	5	—	(a) (b) (g)
Avetta LLC	Revolver 1L 07/24	SOFR + 4.50%	7/26/2030	USD	11	—	(a) (b) (g)
Avetta LLC	TL 1L 07/24	SOFR + 4.50%	7/26/2031	USD	94	94	(a) (b)
Avetta LLC	TL 1L DD 07/24	SOFR + 4.50%	7/28/2031	USD	23	—	(a) (b) (g)
Cision Ltd	TL 1L 04/25	1.00% PIK, SOFR + 5.00%	4/29/2030	USD	2,164	2,158	(d)
Ellucian Inc	TL 2L 11/24	SOFR + 4.75%	11/22/2032	USD	1,478	1,484
Envestnet Inc	TL 1L 09/24	SOFR + 3.50%	11/25/2031	USD	3,081	3,076
Granicus Inc	Revolver 1L 01/24	SOFR + 5.25%	1/17/2031	USD	23	2	(a) (b) (g)
Granicus Inc	TL 1L 01/24	2.25% PIK, SOFR + 3.50%	1/17/2031	USD	165	167	(a) (b) (d)
Granicus Inc	TL 1L DD 01/24	2.25% PIK, SOFR + 3.00%	1/17/2031	USD	24	25	(a) (b) (d)
Med-Metrix	Revolver 1L 09/21	SOFR + 5.00%	9/15/2027	USD	159	—	(a) (b) (g)
Med-Metrix	TL 1L 09/21	SOFR + 5.00%	9/15/2027	USD	1,226	1,232	(a) (b)
Med-Metrix	TL 1L DD 09/21	SOFR + 5.00%	9/15/2027	USD	624	627	(a) (b)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Personify Health Inc	TL 1L 11/23	3.00% PIK, SOFR + 3.25%	11/8/2029	USD	221	$223	(b) (d)
Qlik Technologies Inc	TL 1L 11/24	SOFR + 3.25%	10/26/2030	USD	4,003	3,992
Qualtrics International Inc	TL 1L B2 02/25	SOFR + 2.25%	6/28/2030	USD	3,055	3,029
Solera LLC	TL 2L 06/21	SOFR + 9.00%	6/4/2029	USD	17,315	17,315
TIBCO Software Inc	TL 1L B1 11/24	SOFR + 3.50%	3/29/2029	USD	9,737	9,634
Zellis Holdings Ltd	TL 1L B1 06/24	SONIA + 4.90%	8/13/2031	GBP	177	233	(a) (b)
Zellis Holdings Ltd	TL 1L B2 DD 06/24	SONIA + 4.90%	8/13/2031	GBP	39	19	(a) (b) (g)

Asset Management & Custody Banks - 0.02%
Rockefeller Capital Management LP	TL 1L 04/24	SOFR + 4.75%	4/4/2031	USD	170	170	(a) (b)

Automotive Parts & Equipment - 3.44%
Belron Finance Ltd	TL 1L B 09/24	SOFR + 2.75%	10/16/2031	USD	3,056	3,052
Innovative XCessories & Services LLC	TL 1L 02/20	SOFR + 4.25%	3/5/2027	USD	12,481	11,959
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	11,304	8,828	(a)

Broadcasting - 2.42%
EW Scripps Co/The	Revolver 1L 04/25	SOFR + 5.50%	3/31/2028	USD	381	175	(a) (b) (g)
NEP Broadcasting LLC	TL 1L B 12/23	1.50% PIK, EURIBOR + 3.50%	8/19/2026	EUR	6,760	6,732	(d)
NEP Broadcasting LLC	TL 1L B 12/23	1.50% PIK, SOFR + 3.25%	8/19/2026	USD	609	550	(d)
NEP Broadcasting LLC	TL 2L 09/18	SOFR + 7.00%	10/19/2026	USD	14,698	9,310

Broadline Retail - 0.41%
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.75%	12/21/2029	USD	1,945	1,933
Foundation Building Materials LLC	TL 1L B3 04/25	SOFR + 5.25%	1/29/2031	USD	1,855	1,727
AutoScout24 GmbH	TL 1L B 10/24	EURIBOR + 3.75%	12/10/2031	EUR	2,501	2,836

Building Products - 0.53%
Quikrete Holdings, Inc.	TL 1L B3 01/25	SOFR + 2.25%	2/10/2032	USD	14	14

Cable & Satellite - 1.48%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	SOFR + 3.25%	9/25/2026	USD	9,899	8,728	(a)
Virgin Media Inc	TL 1L 09/19	SOFR + 2.50%	1/31/2028	USD	1,564	1,545

Cargo Ground Transportation - 0.04%
Lazer Logistics Inc	Revolver 1L 05/23	SOFR + 5.00%	5/4/2029	USD	24	6	(a) (b) (g)
Lazer Logistics Inc	TL 1L 11/23	SOFR + 5.00%	5/6/2030	USD	4	4	(a) (b)
Lazer Logistics Inc	TL 1L B 05/23	SOFR + 5.00%	5/6/2030	USD	195	196	(a) (b)
Lazer Logistics Inc	TL 1L DD 05/23	SOFR + 5.00%	5/6/2030	USD	30	30	(a) (b)
Lazer Logistics Inc	TL 1L DD 11/23	SOFR + 5.00%	5/6/2030	USD	18	7	(a) (b) (g)

Casinos & Gaming - 0.09%
Entain PLC	TL 1L B 04/24	SOFR + 2.75%	10/31/2029	USD	627	627

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Commercial Printing - 1.45%
Multi-Color Corp	TL 1L B 10/21	EURIBOR + 5.00%	10/30/2028	EUR	10,429	$10,088

Commodity Chemicals - 3.30%
Ineos Quattro Holdings Ltd	TL 1L B 01/20	EURIBOR + 2.00%	1/29/2027	EUR	521	565
Plaskolite, LLC	TL 1L 04/21	SOFR + 4.00%	12/15/2025	USD	19,364	18,631
SI Group Inc	TL 1L B-1A 09/24	0.75% PIK, SOFR + 4.75%	10/16/2028	USD	4,328	2,127	(d)
SI Group Inc	TL 1L B-1B 09/24	0.75% PIK, SOFR + 4.75%	10/16/2028	USD	3,227	1,586	(d)

Construction & Engineering - 0.12%
Brand Energy & Infrastructure Services Inc	TL 1L B 04/24	SOFR + 4.50%	8/1/2030	USD	238	221
Fortna Group Inc	Revolver 1L 01/25	SOFR + 4.75%	6/1/2029	USD	513	342	(a) (b) (g)
Woolpert Inc	Revolver 1L 05/24	SOFR + 5.00%	4/5/2029	USD	39	3	(a) (b) (g)
Woolpert Inc	TL 1L 05/24	SOFR + 5.00%	4/5/2030	USD	247	250	(a) (b)
Woolpert Inc	TL 1L DD 05/24	SOFR + 5.00%	4/5/2030	USD	77	32	(a) (b) (g)

Construction Machinery & Heavy Transportation Equipment - 1.12%
Accuride Corp	TL Unsec 03/25	3.00% PIK, SOFR + 1.50%	3/7/2030	USD	3,187	7,654	(a) (b) (d)
Shaw Development LLC	TL 1L 10/23	SOFR + 6.00%	10/30/2029	USD	147	134	(a) (b)
Shaw Development LLC	TL 1L DD 10/23	SOFR + 6.00%	10/30/2029	USD	18	(2)	(a) (b) (g)

Construction Materials - 0.17%
Quimper AB	TL 1L B 11/24	EURIBOR + 3.75%	3/31/2030	EUR	1,012	1,147

Consumer Finance - 0.55%
Discover Financial Services	TL 1L DD 09/24	15.00%	9/6/2034	USD	767	767	(a) (b)
Edelman Financial Engines Center LLC/The	TL 1L B 12/24	SOFR + 3.00%	4/7/2028	USD	3,080	3,072

Consumer Staples Merchandise Retail - 0.18%
Morrisons (Market Bidco Limited)	TL 1L 10/24	EURIBOR + 4.50%	11/4/2030	EUR	1,110	1,223

Data Processing & Outsourced Services - 1.62%
Encora Digital LLC	TL 1L 12/21	9.75% PIK	12/20/2029	USD	586	572	(a) (b) (d)
West Corp	TL 1L B3 01/23	SOFR + 4.00%	4/10/2027	USD	14,707	10,677

Diversified Chemicals - 0.53%
Hexion International Cooperatief UA	TL 1L 12/24	SOFR + 4.00%	3/15/2029	USD	3,075	3,001
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc	Revolver 1L 07/24	SOFR + 4.75%	1/18/2028	USD	732	660	(b) (g)

Diversified Financial Services - 0.00%
Kestra Financial Inc	TL DD 02/25	12.00% PIK		USD	615	—	(a) (b) (d) (g)

Diversified Metals & Mining - 0.02%
Foresight Energy LLC	TL 1L A 06/20	SOFR + 8.00%	6/30/2027	USD	118	114	(a) (b)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Diversified Support Services - 0.40%
Apex Service Partners LLC	Revolver 1L 09/24	SOFR + 5.00%	10/24/2029	USD	26	$—	(a) (b) (g)
Apex Service Partners LLC	TL 1L 09/24	SOFR + 5.00%	10/24/2030	USD	301	305	(a) (b)
Apex Service Partners LLC	TL 1L 09/24	SOFR + 5.00%	10/24/2030	USD	77	78	(a) (b)
Apex Service Partners LLC	TL Unsec 10/23	14.25% PIK	4/23/2031	USD	79	82	(a) (b) (d)
Apex Service Partners LLC	TL Unsec DD 10/23	14.25% PIK	4/23/2031	USD	38	40	(a) (b) (d)
Legence Holdings LLC	TL 1L 01/25	SOFR + 3.25%	12/18/2028	USD	1,227	1,212
Magna Legal Services LLC	Revolver 1L 11/22	SOFR + 5.00%	11/22/2028	USD	27	—	(a) (b) (g)
Magna Legal Services LLC	TL 1L 11/22	SOFR + 5.00%	11/21/2029	USD	226	226	(a) (b)
Magna Legal Services LLC	TL 1L DD 11/22	SOFR + 5.00%	11/21/2029	USD	63	63	(a) (b)
Magna Legal Services LLC	TL 1L DD 12/23	SOFR + 5.00%	11/21/2029	USD	13	11	(a) (b) (g)
Service Express Inc	Revolver 1L 08/24	SOFR + 4.75%	8/15/2031	USD	27	—	(a) (b) (g)
Service Express Inc	TL 1L 08/24	SOFR + 4.75%	8/15/2031	USD	196	196	(a) (b)
Service Express Inc	TL 1L DD 08/24	SOFR + 4.75%	8/15/2031	USD	47	10	(a) (b) (g)
Trescal SA	TL 1L B1 05/23	EURIBOR + 5.50%	4/29/2030	EUR	197	224	(a) (b)
Trescal SA	TL 1L B2 04/23	SOFR + 5.50%	4/29/2030	USD	216	216	(a) (b)
Trescal SA	TL 1L DD 05/23	EURIBOR + 5.50%	4/29/2030	EUR	114	129	(a) (b)

Education Services - 0.36%
Cadence Education LLC	Revolver 1L 05/24	SOFR + 5.00%	5/1/2030	USD	18	—	(a) (b) (g)
Cadence Education LLC	TL 1L 05/24	SOFR + 5.00%	5/1/2031	USD	115	115	(a) (b)
Cadence Education LLC	TL 1L DD 05/24	SOFR + 5.00%	5/1/2031	USD	30	12	(a) (b) (g)
IU Finance Management GmbH	TL 1L B 11/24	EURIBOR + 3.75%	12/8/2031	EUR	2,104	2,364

Electrical Components & Equipment - 0.06%
Clarience Technologies LLC	Revolver 1L 02/24	SOFR + 5.75%	2/13/2030	USD	45	3	(a) (b) (g)
Clarience Technologies LLC	TL 1L 02/24	SOFR + 5.75%	2/13/2031	USD	415	419	(a) (b)
Clarience Technologies LLC	TL 1L DD 02/24	SOFR + 5.75%	2/13/2031	USD	45	29	(a) (b) (g)

Electronic Equipment & Instruments - 0.59%
Excelitas Technologies Corp	Revolver 1L 08/22	SOFR + 5.25%	8/12/2028	USD	352	—	(a) (b) (g)
Excelitas Technologies Corp	TL 1L 08/22	SOFR + 5.25%	8/12/2029	USD	3,442	3,449	(a) (b)
Excelitas Technologies Corp	TL 1L 08/22	EURIBOR + 5.25%	8/12/2029	EUR	589	668	(a) (b)
Excelitas Technologies Corp	TL 1L DD 08/22	SOFR + 5.25%	8/12/2029	USD	117	—	(a) (b) (g)

Environmental & Facilities Services - 1.92%
48Forty Solutions LLC	Revolver 1L 03/22	SOFR + 6.00%	11/30/2029	USD	610	73	(a) (b) (g)
48Forty Solutions LLC	TL 1L 02/22	4.10% PIK, SOFR + 2.00%	11/30/2029	USD	4,564	3,373	(a) (b) (d)
48Forty Solutions LLC	TL 1L 03/22	3.60% PIK, SOFR + 2.50%	11/30/2029	USD	3,185	2,354	(a) (b) (d)
Brock Group LLC/The	TL 1L B 04/24	SOFR + 6.00%	5/2/2030	USD	7,425	7,348
Heritage Environmental Services Inc	Revolver 1L 01/24	SOFR + 5.25%	1/31/2030	USD	23	—	(a) (b) (g)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Heritage Environmental Services Inc	TL 1L 01/24	SOFR + 5.25%	1/31/2031	USD	166	$167	(a) (b)

Financial Exchanges & Data - 0.44%
IntraFi Network LLC	TL 1L B 01/25	SOFR + 3.50%	7/31/2031	USD	3,088	3,083

Food Distributors - 0.12%
Lipari Foods LLC	TL 1L 10/22	SOFR + 6.50%	10/31/2028	USD	755	733	(b)
Lipari Foods LLC	TL 1L DD 10/22	SOFR + 6.50%	10/31/2028	USD	97	94	(b)

Health Care Equipment - 4.12%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR + 5.50%	6/1/2026	USD	20,988	20,778	(a) (d)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22	9.00% PIK, SOFR + 1.00%	6/1/2026	USD	3,141	3,172	(a) (b) (d)
PartsSource Inc	Revolver 1L 10/21	SOFR + 5.75%	8/21/2026	USD	87	80	(a) (b) (g)
PartsSource Inc	TL 1L 10/21	SOFR + 5.75%	8/23/2028	USD	1,292	1,292	(a) (b)
PartsSource Inc	TL 1L DD 08/21	SOFR + 5.75%	8/23/2028	USD	95	95	(a) (b)
PartsSource Inc	TL 1L DD 10/23	SOFR + 5.75%	8/23/2028	USD	368	63	(a) (b) (g)
Siemens Audiology Solutions	TL 1L B3 09/24	EURIBOR + 4.00%	2/28/2029	EUR	1,320	1,494
Viant Medical Holdings Inc	TL 1L 10/24	SOFR + 4.00%	10/29/2031	USD	1,319	1,321
Zeus Industrial Products Inc	Revolver 1L 02/24	SOFR + 5.50%	2/28/2030	USD	36	—	(a) (b) (g)
Zeus Industrial Products Inc	TL 1L 02/24	SOFR + 5.50%	2/28/2031	USD	259	261	(a) (b)
Zeus Industrial Products Inc	TL 1L DD 02/24	SOFR + 5.50%	2/28/2031	USD	48	25	(a) (b) (g)

Health Care Facilities - 1.95%
Independent Vetcare Ltd	TL 1L 01/24	EURIBOR + 4.00%	11/20/2028	EUR	1,320	1,485
LifePoint Hospitals Inc	TL 1L B 09/24	SOFR + 3.75%	5/17/2031	USD	1,619	1,592
Mehilainen Oy	TL 1L 04/25	EURIBOR + 3.90%	8/5/2031	EUR	1,304	1,480
ScionHealth	TL 1L B 12/21	SOFR + 5.25%	12/23/2028	USD	2,378	1,108	(a)
VetCor Professional Practices LLC	Revolver 1L 08/22	SOFR + 5.75%	8/31/2029	USD	573	—	(b) (g)
VetCor Professional Practices LLC	TL 1L B 08/22	SOFR + 5.75%	8/31/2029	USD	7,867	7,867	(b)

Health Care Services - 2.62%
Affidea BV	TL 1L B 01/25	EURIBOR + 3.75%	7/2/2029	EUR	1,254	1,420
Affordable Care Inc	Revolver 1L 08/21	SOFR + 5.50%	8/2/2027	USD	177	18	(a) (b) (g)
Affordable Care Inc	TL 1L 08/21	3.25% PIK, SOFR + 2.75%	8/2/2028	USD	1,589	1,561	(a) (b) (d)
Affordable Care Inc	TL 1L DD 08/21	3.25% PIK, SOFR + 2.75%	8/2/2028	USD	286	281	(a) (b) (d)
Affordable Care Inc	TL 1L DD 08/23	3.25% PIK, SOFR + 2.75%	8/2/2028	USD	309	304	(a) (b) (d)
American Vision Partners	Revolver 1L 09/21	SOFR + 5.75%	9/30/2026	USD	158	75	(a) (b) (g)
American Vision Partners	TL 1L 09/21	SOFR + 5.75%	9/30/2027	USD	1,862	1,849	(a) (b)
American Vision Partners	TL 1L DD 09/21	SOFR + 5.75%	9/30/2027	USD	769	764	(a) (b)
Amerivet Partners Management Inc	Revolver 1L 02/22	SOFR + 5.50%	2/25/2028	USD	197	(1)	(a) (b) (g)
Amerivet Partners Management Inc	TL 1L 02/22	SOFR + 5.50%	2/25/2028	USD	1,138	1,131	(a) (b)
Amerivet Partners Management Inc	TL 1L DD 02/22	SOFR + 5.50%	2/25/2028	USD	69	69	(a) (b)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Amerivet Partners Management Inc	TL 1L DD 11/22	SOFR + 5.50%	2/25/2028	USD	527	$524	(a) (b)
CHG Healthcare Services Inc	TL 1L B1 12/24	SOFR + 3.00%	9/29/2028	USD	1,480	1,478
Dental365 LLC	Revolver 1L 05/24	SOFR + 5.25%	5/5/2028	USD	32	4	(a) (b) (g)
Dental365 LLC	TL 1L 05/24	SOFR + 5.25%	8/5/2028	USD	87	87	(a) (b)
Dental365 LLC	TL 1L DD 05/24	SOFR + 5.25%	8/7/2028	USD	86	49	(a) (b) (g)
Dental365 LLC	TL 1L DD 05/24	SOFR + 5.25%	8/5/2028	USD	47	47	(a) (b)
Inizio Group Ltd	TL 1L B 08/21	EURIBOR + 4.00%	8/19/2028	EUR	1,322	1,445
MB2 Dental Solutions LLC	Revolver 1L 02/24	SOFR + 5.50%	2/13/2031	USD	21	2	(a) (b) (g)
MB2 Dental Solutions LLC	TL 1L 02/24	SOFR + 5.50%	2/13/2031	USD	303	307	(a) (b)
MB2 Dental Solutions LLC	TL 1L DD 1 02/24	SOFR + 5.50%	2/13/2031	USD	106	36	(a) (b) (g)
MB2 Dental Solutions LLC	TL 1L DD 2 02/24	SOFR + 5.50%	2/13/2031	USD	44	44	(a) (b)
MB2 Dental Solutions LLC	TL Mezz 10/24 PIK	14.50% PIK	8/13/2031	USD	546	529	(a) (b) (d)
Sotera Health Holdings LLC	TL 1L 05/24	SOFR + 3.25%	5/30/2031	USD	3,086	3,085
Southern Veterinary Partners LLC	TL 1L 10/24	SOFR + 3.25%	12/4/2031	USD	3,075	3,069

Health Care Technology - 1.48%
Milano Acquisition Corp	TL 1L 08/20	SOFR + 4.00%	10/1/2027	USD	7,762	7,242
Zelis Healthcare Corp	TL 1L B 01/24	SOFR + 2.75%	9/28/2029	USD	3,086	3,021

Hotels, Resorts & Cruise Lines - 0.41%
Highgate Hotels Inc	Revolver 1L 11/23	SOFR + 5.50%	11/5/2029	USD	13	5	(a) (b) (g)
Highgate Hotels Inc	TL 1L 11/23	SOFR + 5.50%	11/5/2029	USD	105	106
Playa Resorts Holding BV	TL 1L B 11/22	SOFR + 2.75%	1/5/2029	USD	1,866	1,867
Travel + Leisure Co	TL 1L B 12/24	SOFR + 2.50%	12/14/2029	USD	871	858

Human Resource & Employment Services - 2.37%
Insight Global LLC	Revolver 1L 11/24	SOFR + 5.00%	9/22/2028	USD	428	55	(a) (b) (g)
Insight Global LLC	TL 1L 11/24	SOFR + 5.00%	9/22/2028	USD	6,301	6,332	(a) (b)
Oxford Global Resources LLC	Revolver 1L 08/21	SOFR + 6.00%	8/17/2027	USD	129	—	(a) (b) (g)
Oxford Global Resources LLC	TL 1L 06/22	SOFR + 6.00%	8/17/2027	USD	6,461	6,461	(a) (b)
Oxford Global Resources LLC	TL 1L 08/21	SOFR + 6.00%	8/17/2027	USD	1,442	1,442	(a) (b)
Oxford Global Resources LLC	TL 1L DD 08/21	SOFR + 6.00%	8/17/2027	USD	120	120	(a) (b)
SIRVA Worldwide Inc	TL 1L 08/24	SOFR + 8.00%	2/20/2029	USD	269	269	(a) (b)
SIRVA Worldwide Inc	TL 1L 08/24	5.00% PIK, SOFR + 3.00%	8/20/2029	USD	1,122	1,122	(a) (b) (d)
SIRVA Worldwide Inc	TL 1L DD 08/24	SOFR + 8.00%	2/20/2029	USD	1,008	638	(a) (b) (g)

Industrial Machinery & Supplies & Components - 1.62%
Consilium Safety Group AB	TL 1L B 04/24	EURIBOR + 5.50%	4/7/2031	EUR	223	252	(b)
Consilium Safety Group AB	TL 1L B 04/24	SOFR + 5.50%	4/7/2031	USD	108	108	(b)
Consilium Safety Group AB	TL 1L DD 04/24	EURIBOR + 5.50%	4/7/2031	EUR	65	—	(b) (g)
CPM Holdings Inc	TL 1L 09/23	SOFR + 4.50%	9/28/2028	USD	2,056	1,995
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Dexko Global Inc	Dexko Global Inc - TL 1L 10/21	EURIBOR + 4.00%	10/4/2028	EUR	2,766	$2,887
Dexko Global Inc	TL 1L B 09/21	SOFR + 3.75%	10/4/2028	USD	1,101	1,020
Dexko Global Inc	TL 1L B 09/21	EURIBOR + 4.00%	10/4/2028	EUR	1,915	1,999
Engineered Machinery Holdings Inc	TL 2L 08/21	SOFR + 6.00%	5/21/2029	USD	298	294
ProMach Group Inc	TL 1L B 02/25	SOFR + 2.75%	8/31/2028	USD	822	818
Time Manufacturing Co	Revolver 1L 12/21	SOFR + 6.50%	12/1/2027	USD	154	92	(a) (b) (g)
Time Manufacturing Co	TL 1L 06/22	2.00% PIK, EURIBOR + 4.50%	12/1/2027	EUR	374	372	(a) (b) (d)
Time Manufacturing Co	TL 1L 12/21	2.00% PIK, SOFR + 4.50%	12/1/2027	USD	925	813	(a) (b) (d)
Time Manufacturing Co	TL 1L 12/21	2.00% PIK, EURIBOR + 4.50%	12/1/2027	EUR	597	594	(a) (b) (d)

Insurance Brokers - 3.81%
Alera Group Intermediate Holdings Inc	TL 1L 09/21	SOFR + 5.25%	10/2/2028	USD	640	640	(a) (b)
Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	SOFR + 5.25%	10/2/2028	USD	182	182	(a) (b)
Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	SOFR + 5.25%	10/2/2028	USD	526	526	(a) (b)
CFC Underwriting Ltd	TL 1L B 05/22	SOFR + 4.95%	5/16/2029	USD	5,343	5,343	(a) (b)
CFC Underwriting Ltd	TL 1L DD 05/22	SONIA + 4.95%	5/16/2029	GBP	631	—	(a) (b) (g)
DOXA Insurance Holdings LLC	Revolver 1L 12/23	SOFR + 5.25%	12/20/2029	USD	10	1	(a) (b) (g)
DOXA Insurance Holdings LLC	TL 1L 12/23	SOFR + 5.25%	12/20/2030	USD	48	48	(a) (b)
DOXA Insurance Holdings LLC	TL 1L DD 12/23	SOFR + 5.25%	12/20/2030	USD	45	44	(a) (b) (g)
Foundation Risk Partners Corp	Revolver 1L 10/21	SOFR + 5.25%	10/29/2029	USD	142	—	(a) (b) (g)
Foundation Risk Partners Corp	TL 1L 03/22	SOFR + 5.00%	10/29/2030	USD	815	815	(a) (b)
Foundation Risk Partners Corp	TL 1L 10/21	SOFR + 5.00%	10/29/2030	USD	1,302	1,302	(a) (b)
Foundation Risk Partners Corp	TL 1L DD 03/22	SOFR + 5.00%	10/29/2030	USD	3,293	3,293	(a) (b)
Foundation Risk Partners Corp	TL 1L DD 10/21	SOFR + 5.00%	10/29/2030	USD	283	283	(a) (b)
Galway Partners Holdings LLC	Revolver 1L 09/21	SOFR + 4.50%	9/29/2028	USD	205	80	(a) (b) (g)
Galway Partners Holdings LLC	TL 1L 07/24	SOFR + 4.50%	9/29/2028	USD	2,556	2,556	(a) (b)
Howden Group Holdings Ltd	TL 1L 11/24	EURIBOR + 3.50%	2/15/2031	EUR	2,612	2,959
Integrity Marketing Group LLC	TL 1L 08/24	SOFR + 5.00%	8/25/2028	USD	8,338	8,400	(a) (b)

Interactive Media & Services - 1.60%
Twitter Inc	TL 1L 02/25	9.50%	10/29/2029	USD	6,568	6,416
Twitter Inc	TL 1L B1 10/22	SOFR + 6.50%	10/26/2029	USD	4,864	4,723

Internet Services & Infrastructure - 0.41%
team.blue Finco SARL	TL 1L 06/24	EURIBOR + 3.70%	9/30/2029	EUR	2,507	2,831

IT Consulting & Other Services - 1.48%
3Pillar Global Inc	Revolver 1L 11/21	SOFR + 6.00%	11/23/2026	USD	186	51	(a) (b) (g)
3Pillar Global Inc	TL 1L 11/21	SOFR + 6.00%	11/23/2027	USD	1,892	1,819	(a) (b)
3Pillar Global Inc	TL 1L DD 11/21	SOFR + 6.00%	11/23/2027	USD	609	586	(a) (b)
Sabre Inc	TL 1L B1 06/21	SOFR + 3.50%	12/17/2027	USD	535	512
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Sabre Inc	TL 1L B1 11/24	SOFR + 6.00%	11/15/2029	USD	6,979	$6,601
Sabre Inc	TL 1L B2 06/21	SOFR + 3.50%	12/17/2027	USD	510	488
Sabre Inc	TL 1L B2 11/24	SOFR + 6.00%	11/15/2029	USD	267	253

Leisure Facilities - 3.58%
Aimbridge Acquisition Co Inc	TL 1L 02/25	SOFR + 6.50%	3/11/2030	USD	2,699	2,699	(b)
Aimbridge Acquisition Co Inc	TL 2L 02/25	SOFR + 7.50%	3/11/2030	USD	1,774	1,774	(b)
ClubCorp Club Operations Inc	TL 1L 10/23	SOFR + 5.00%	9/18/2026	USD	15,143	15,181
World Choice Investments LLC	TL 1L B 07/24	SOFR + 4.75%	8/16/2031	USD	5,198	5,211

Leisure Products - 1.03%
Camping World Good Sam	TL 1L B 05/21	SOFR + 2.50%	6/3/2028	USD	3,746	3,571
Topgolf Callaway Brands Corp	TL 1L B 03/23	SOFR + 3.00%	3/15/2030	USD	3,761	3,553

Life Sciences Tools & Services - 0.12%
Clinigen Ltd	TL 1L B 01/25	EURIBOR + 3.75%	4/19/2029	EUR	760	857

Oil & Gas Equipment & Services - 0.80%
WaterBridge NDB Operating LLC	TL 1L B 04/24	SOFR + 4.00%	5/10/2029	USD	5,597	5,521

Oil & Gas Storage & Transportation - 1.31%
Brazos Midstream Holdings LLC	TL 1L B 02/25	SOFR + 3.00%	2/11/2030	USD	499	499
NGL Energy Partners LP / NGL Energy Finance Corp	TL 1L B 01/24	SOFR + 3.75%	2/3/2031	USD	1,621	1,543
UGI Energy Services LLC	TL 1L B 06/24	SOFR + 2.50%	2/22/2030	USD	1,525	1,527
WaterBridge Midstream Operating LLC	TL 1L B 06/24	SOFR + 4.75%	6/27/2029	USD	5,763	5,519

Other Specialized REITs - 0.54%
Pretium Partners LLC P1	P1 Mezz TL Unsec 08/19	5.25% PIK, 2.75%	10/22/2026	USD	532	532	(a) (b) (d)
Pretium Partners LLC P2	TL 1L 12/21	11.00%	12/16/2029	USD	3,271	3,205	(a) (b)

Other Specialty Retail - 0.29%
Harbor Freight Tools USA Inc	TL 1L B 05/24	SOFR + 2.50%	6/11/2031	USD	2,139	1,997

Packaged Foods & Meats - 0.20%
NovaTaste Austria GmbH	TL 1L B 05/23	EURIBOR + 5.50%	4/5/2030	EUR	372	423	(b)
NovaTaste Austria GmbH	TL 1L DD CAR 05/23	EURIBOR + 5.50%	4/5/2030	EUR	116	132	(b)
Valeo Foods Group Ltd	TL 1L 05/21	EURIBOR + 3.75%	9/29/2028	EUR	750	844

Paper & Plastic Packaging Products & Materials - 0.05%
Pretium Packaging LLC	TL 1L A 10/23	1.25% PIK, SOFR + 3.75%	10/2/2028	USD	52	52	(d)
Pretium Packaging LLC	TL 1L A1 10/23	0.71% PIK, SOFR + 3.90%	10/2/2028	USD	62	35	(d)
Pretium Packaging LLC	TL 2L 09/21		10/1/2029	USD	810	284	(b) (e)

Passenger Airlines - 0.18%
Vietjet Aviation JSC	TL 1L DD 03/25	9.96%	3/28/2037	USD	2,439	1,220	(b) (g)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Pharmaceuticals - 1.45%
Antigua Bidco Ltd	TL 1L 05/24	EURIBOR + 4.25%	2/28/2030	EUR	1,485	$1,539
Arrotex Australia Group Pty Ltd	TL 1L B1 06/23	BBSY + 6.75%	6/30/2028	AUD	588	375	(b)
Arrotex Australia Group Pty Ltd	TL 1L B2 06/23	BBSY + 6.75%	6/30/2028	AUD	149	95	(b)
Dechra Pharmaceuticals Ltd	TL 1L B 12/24	EURIBOR + 3.50%	1/27/2032	EUR	2,091	2,352
iNova Pharmaceuticals (Australia) Pty Limited	TL 1L B 11/24	BBSY + 4.75%	11/15/2031	AUD	1,303	826	(b)
iNova Pharmaceuticals (Australia) Pty Limited	TL 1L DD C 11/24	BBSY + 4.75%	11/15/2031	AUD	149	(1)	(b) (g)
Laboratoires Vivacy SAS	TL 1L B 03/23	EURIBOR + 6.70%	3/20/2030	EUR	792	852	(a) (b)
Laboratoires Vivacy SAS	TL 1L DD 03/23	EURIBOR + 6.70%	3/20/2030	EUR	63	8	(a) (b) (g)
Nidda Healthcare Holding AG	TL 1L B3 06/24	EURIBOR + 4.00%	2/21/2030	EUR	1,070	1,214
Opella Healthcare LLC	TL 1L B 03/25	EURIBOR + 3.50%	3/31/2032	EUR	2,477	2,805

Property & Casualty Insurance - 0.59%
Alacrity Solutions Group LLC	Revolver 1L 02/25	SOFR + 5.25%	2/28/2030	USD	507	—	(a) (b) (g)
Alacrity Solutions Group LLC	TL 1L 02/25	SOFR + 5.25%	2/28/2030	USD	3,034	3,034	(a) (b)
Alacrity Solutions Group LLC	TL 1L 03/25	SOFR + 5.25%	2/28/2030	USD	42	42	(a) (b)
Alacrity Solutions Group LLC	TL 1L DD 02/25	SOFR + 5.25%	2/28/2030	USD	674	—	(a) (b) (g)
Alacrity Solutions Group LLC	TL Mezz 02/25 PIK	8.00% PIK	2/28/2030	USD	1,011	1,011	(a) (b) (d)

Publishing - 0.16%
Emerald Expositions Holding Inc	TL 1L B 01/25	SOFR + 3.75%	1/30/2032	USD	1,114	1,115

Real Estate Operating Companies - 0.14%
Opendoor Labs Inc	TL DD 02/25	12.50%	2/25/2029	USD	1,487	985	(a) (b) (g)

Real Estate Services - 0.17%
SitusAMC Holdings Corp	TL 1L 12/21	SOFR + 5.50%	12/22/2027	USD	1,176	1,176	(a) (b)

Renewable Electricity - 0.92%
WIN Waste Innovations	TL 1L B 03/21	SOFR + 2.75%	3/24/2028	USD	6,480	6,408

Research & Consulting Services - 1.06%
BDO USA PA	TL 1L 08/23	SOFR + 5.00%	8/31/2028	USD	145	145	(a) (b)
HKA	TL 1L B 08/22	SOFR + 5.50%	8/9/2029	USD	4,176	4,155	(b)
HKA	TL 1L DD (CAR) 08/22	SOFR + 5.50%	8/9/2029	USD	1,319	1,312	(b)
Kroll (fka Duff & Phelps)	TL 1L B 03/20	SOFR + 3.75%	4/9/2027	USD	1,832	1,741

Single-Family Residential REITs - 1.12%
Avenue One PropCo	TL Unsec DD 03/24	7.00% PIK	3/15/2034	USD	7,769	7,769	(a) (b) (d)

Soft Drinks & Non-alcoholic Beverages - 0.29%
Primo Brands Corp	TL 1L B 01/25	SOFR + 2.25%	3/31/2028	USD	1,615	1,604
Tropicana Products Inc	Revolver 1L 02/25	SOFR + 4.75%	1/24/2029	USD	530	424	(a) (b) (g)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Specialized Consumer Services - 0.06%
Spotless Brands LLC	TL 1L 02/23	SOFR + 5.75%	7/25/2028	USD	153	$155	(a) (b)
Spotless Brands LLC	TL 1L DD 02/23	SOFR + 5.75%	7/25/2028	USD	233	236	(a) (b)

Specialized Finance - 0.13%
Alter Domus Sarl	TL 1L B 05/24	SOFR + 3.50%	10/30/2031	USD	826	828
Alter Domus Sarl	TL 1L DD 05/24	SOFR + 3.50%	10/30/2031	USD	61	—	(g)
BHG FUNDING 05 LLC	TL 1L DD 11/22	Variable	11/8/2027	USD	110	107	(b) (h)

Specialty Chemicals - 3.09%
Champion/DSM engg	TL 1L B1 03/23	SOFR + 5.50%	3/29/2030	USD	7,249	6,530
Flint Group GmbH	TL 2L B 09/23 PIK	6.90% PIK, SOFR + 0.10%	12/31/2027	USD	380	46	(d)
Flint Group GmbH	TL 2L B 09/23 PIK	6.90% PIK, EURIBOR + 0.10%	12/31/2027	EUR	1,045	137	(d)
Solenis International LP	TL 1L B 05/24	EURIBOR + 3.75%	6/20/2031	EUR	719	807
Vantage Specialty Chemicals Inc	TL 1L B 02/23	SOFR + 4.75%	10/26/2026	USD	14,848	13,957

Systems Software - 1.81%
Aareon AG	TL 1L 09/24	EURIBOR + 4.75%	10/1/2031	EUR	376	426	(a) (b)
Aareon AG	TL 1L DD 09/24	EURIBOR + 4.75%	10/1/2031	EUR	86	—	(a) (b) (g)
Civica Group Ltd	TL 1L 08/23	BBSW + 5.50%	8/30/2030	AUD	12	8	(a) (b)
Civica Group Ltd	TL 1L 08/23	SONIA + 5.50%	8/30/2030	GBP	222	295	(a) (b)
Civica Group Ltd	TL 1L DD 08/23	SONIA + 5.50%	8/30/2030	GBP	94	42	(a) (b) (g)
Precisely Software Inc	TL 1L B 10/21	SOFR + 4.00%	4/24/2028	USD	3,129	2,918
OEConnection LLC	Revolver 1L 04/24	SOFR + 5.00%	4/22/2031	USD	20	—	(a) (b) (g)
OEConnection LLC	TL 1L 04/24	SOFR + 5.00%	4/22/2031	USD	184	183	(a) (b)
OEConnection LLC	TL 1L DD 04/24	SOFR + 5.00%	4/22/2031	USD	32	32	(a) (b)
Precisely Software Inc	TL 2L 03/21	SOFR + 7.25%	4/23/2029	USD	5,149	4,791
SolarWinds Holdings Inc	TL 1L 03/25	SOFR + 4.00%	4/16/2032	USD	3,965	3,837

Trading Companies & Distributors - 0.63%
FleetPride Corporation	TL 2L 01/19	SOFR + 8.75%	12/21/2026	USD	3,778	3,452
Radwell International LLC	Revolver 1L 04/22	SOFR + 5.50%	4/1/2028	USD	68	14	(a) (b) (g)
Radwell International LLC	TL 1L 04/22	SOFR + 5.50%	4/1/2029	USD	24	24	(a) (b)
Radwell International LLC	TL 1L 12/22	SOFR + 5.50%	4/1/2029	USD	888	891	(a) (b)
TOTAL LEVERAGED LOANS (Amortized cost $522,604)						$506,530
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
High Yield Securities - 43.72%

Aerospace & Defense - 0.71%
Ultra Electronics Holdings Ltd	7.250% 01/2030	1/31/2030	USD	2,162	$2,162	(a) (b)
Ultra Electronics Holdings Ltd	9.000% PIK 01/2031	1/31/2031	USD	2,798	2,798	(a) (b) (d)

Alternative Carriers - 3.22%
iliad SA	8.500% 04/2031	4/15/2031	USD	3,564	3,763	(f)
Level 3 Financing Inc	10.000% 10/2032	10/15/2032	USD	3,906	3,902	(f)
Level 3 Financing Inc	3.875% 10/2030	10/15/2030	USD	4,582	3,637	(f)
Level 3 Financing Inc	4.000% 04/2031	4/15/2031	USD	6,733	5,287	(f)
Zayo Group LLC	4.000% 03/2027	3/1/2027	USD	6,234	5,750	(a) (f)

Application Software - 1.55%
Cision Ltd	10.000% 06/2031	6/30/2031	USD	9,138	4,432	(f)
Cvent Holding Corp	8.000% 06/2030	6/15/2030	USD	3	3	(f)
Dye & Durham Ltd	8.625% 04/2029	4/15/2029	USD	6,163	6,275	(f)
TIBCO Software Inc	6.500% 03/2029	3/31/2029	USD	76	76	(f)

Asset Management & Custody Banks - 0.31%
Hightower Holding LLC	9.125% 01/2030	1/31/2030	USD	2,102	2,152	(f)

Automotive Parts & Equipment - 0.93%
Adient Global Holdings Ltd	7.500% 02/2033	2/15/2033	USD	2,175	2,063	(f)
Garrett Motion Inc	7.750% 05/2032	5/31/2032	USD	1,851	1,849	(f)
Truck Hero Inc	6.250% 02/2029	2/1/2029	USD	3,372	2,519	(f)

Automotive Retail - 1.03%
Mavis Discount Tire Inc	6.500% 05/2029	5/15/2029	USD	7,716	7,127	(f)

Biotechnology - 0.27%
Immunocore Holdings PLC	2.500% 02/2030	2/1/2030	USD	2,163	1,851

Broadline Retail - 0.30%
Bubbles Bidco SPA	4.250% 09/2031	9/30/2031	EUR	1,831	2,069	(f)

Building Products - 2.99%
Oldcastle Buildingenvelope Inc	9.500% 04/2030	4/15/2030	USD	12,291	11,200	(f)
PrimeSource Building Products Inc	5.625% 02/2029	2/1/2029	USD	7,169	5,617	(f)
PrimeSource Building Products Inc	6.750% 08/2029	8/1/2029	USD	4,933	3,906	(f)

Cable & Satellite - 3.50%
Block Communications Inc	4.875% 03/2028	3/1/2028	USD	7,078	6,629	(f)
Cable One Inc	0.000% 03/2026	3/15/2026	USD	789	744	(c)
Cable One Inc	4.000% 11/2030	11/15/2030	USD	4,661	3,796	(f)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Cablevision Lightpath LLC	5.625% 09/2028	9/15/2028	USD	8,333	$7,726	(f)
CSC Holdings LLC (Altice USA)	11.750% 01/2029	1/31/2029	USD	706	668	(f)
CSC Holdings LLC (Altice USA)	4.125% 12/2030	12/1/2030	USD	6,904	4,738	(f)

Casinos & Gaming - 0.59%
Allwyn International AS	7.250% 04/2030	4/30/2030	EUR	1,353	1,622	(f)
Great Canadian Gaming Corp	8.750% 11/2029	11/15/2029	USD	2,459	2,440	(f)

Commercial Printing - 0.23%
Multi-Color Corp	10.500% 07/2027	7/15/2027	USD	399	358	(f)
Multi-Color Corp	9.500% 11/2028	11/1/2028	USD	1,388	1,214	(f)

Commodity Chemicals - 0.06%
Mativ Holdings Inc	8.000% 10/2029	10/1/2029	USD	508	423	(f)

Construction & Engineering - 1.72%
Brand Energy & Infrastructure Services Inc	10.375% 08/2030	8/1/2030	USD	4,344	4,132	(f)
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028	9/1/2028	USD	7,918	7,829	(f)

Consumer Finance - 0.11%
Global Lending Services LLC	12.500% 02/2033	2/5/2033	USD	150	150	(a) (b) (d)
Global Lending Services LLC	12.500% 12/2032	12/31/2032	USD	141	141	(a) (b) (d)
Global Lending Services LLC	12.500% 12/2032	12/31/2032	USD	140	140	(a) (b) (d)
Vehicle Secured Funding Trust	15.000% 01/2046	1/25/2046	USD	335	335	(b) (d)

Diversified Chemicals - 1.90%
Chemours Co/The	4.625% 11/2029	11/15/2029	USD	4,354	3,652	(f)
Chemours Co/The	5.375% 05/2027	5/15/2027	USD	745	726
Chemours Co/The	5.750% 11/2028	11/15/2028	USD	4,286	3,888	(f)
Chemours Co/The	8.000% 01/2033	1/15/2033	USD	3,750	3,383	(f)
Fire BC SpA	10.000% 02/2028	2/6/2028	EUR	1,276	1,519	(f)

Diversified Support Services - 2.48%
Allied Universal Holdco LLC	6.000% 06/2029	6/1/2029	USD	4,076	3,829	(f)
Allied Universal Holdco LLC	9.750% 07/2027	7/15/2027	USD	5,130	5,153	(f)
Garda World Security Corp	8.250% 08/2032	8/1/2032	USD	3,696	3,636	(f)
Garda World Security Corp	8.375% 10/2032	11/15/2032	USD	3,732	3,685	(f)
Techem Energy Services GmbH/Germany	6.000% 07/2026	7/30/2026	EUR	826	935	(f)

Electronic Components - 1.59%
CommScope Inc	5.000% 03/2027	3/15/2027	USD	5,889	5,131	(f)
CommScope Inc	8.250% 03/2027	3/1/2027	USD	6,460	5,893	(f)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Health Care Facilities - 0.02%
AHP Health Partners Inc	5.750% 07/2029	7/15/2029	USD	109	$101	(f)

Health Care Technology - 0.00%
Teladoc Health Inc	1.250% 06/2027	6/1/2027	USD	3	3

Hotels, Resorts & Cruise Lines - 2.39%
NCL Corp Ltd	1.125% 02/2027	2/15/2027	USD	17,549	16,623

Household Products - 0.10%
Energizer Holdings Inc	6.500% 12/2027	12/31/2027	USD	670	674	(f)

Industrial Machinery & Supplies & Components - 2.14%
SPX FLOW Inc	8.750% 04/2030	4/1/2030	USD	14,735	14,876	(f)

Integrated Telecommunication Services - 0.57%
Numericable-SFR	8.125% 02/2027	2/1/2027	USD	4,322	3,960	(f)

IT Consulting & Other Services - 0.45%
Centurion Bidco SpA	8.625% 02/2030	2/15/2030	EUR	628	737	(f)
Sabre Inc	10.750% 11/2029	11/15/2029	USD	595	569	(f)
Sabre Inc	8.625% 06/2027	6/1/2027	USD	1,900	1,821	(f)

Leisure Facilities - 2.79%
Merlin Entertainments PLC	4.500% 11/2027	11/15/2027	EUR	8,429	9,003
Merlin Entertainments PLC	6.625% 11/2027	11/15/2027	USD	9,030	8,549	(f)
Merlin Entertainments PLC	7.375% 06/2030	6/15/2030	EUR	41	45	(f)
Merlin Entertainments PLC	8.375% 02/2032	2/15/2032	USD	1,898	1,799	(f)

Leisure Products - 0.23%
Inter Media and Communication SpA	6.750% 02/2027	2/9/2027	EUR	1,416	1,625	(f)

Marine Ports & Services - 0.47%
Direct ChassisLink Inc	7.750% 11/2029	11/15/2029	USD	3,497	3,261	(f)

Oil & Gas Equipment & Services - 0.10%
Archrock Partners LP / Archrock Partners Finance Corp	6.875% 04/2027	4/1/2027	USD	176	176	(f)
Aris Water (fka Solaris Midstream Holdings LLC)	7.250% 04/2030	4/1/2030	USD	509	506	(f)

Oil & Gas Exploration & Production - 1.03%
Encino Acquisition Partners Holdings LLC	8.500% 05/2028	5/1/2028	USD	1,658	1,661	(f)
Northern Oil & Gas Inc	8.125% 03/2028	3/1/2028	USD	1,732	1,712	(f)
Sitio Royalties Corp	7.875% 11/2028	11/1/2028	USD	1,596	1,642	(f)
SM Energy Co	7.000% 08/2032	8/1/2032	USD	576	532	(f)
Talos Production Inc	9.375% 02/2031	2/1/2031	USD	1,697	1,598	(f)

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Par	Fair Value	Footnotes
Oil & Gas Storage & Transportation - 1.34%
Genesis Energy	8.875% 04/2030	4/15/2030	USD	1,739	$1,777
NGL Energy Partners LP / NGL Energy Finance Corp	8.125% 02/2029	2/15/2029	USD	2,984	2,808	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032	2/15/2032	USD	4,017	3,667	(f)
TransMontaigne Partners LLC	8.500% 06/2030	6/15/2030	USD	1,024	1,032	(f)

Packaged Foods & Meats - 0.21%
Chobani LLC	9.500% 10/2029 PIK	10/1/2029	USD	1,355	1,439	(d) (f)

Paper & Plastic Packaging Products & Materials - 0.85%
Novolex Holdings LLC	8.750% 04/2030	4/15/2030	USD	5,725	5,904	(f)

Paper Products - 0.41%
Fiber Bidco Spa	10.750% 06/2029	6/15/2029	EUR	2,739	2,859	(d) (f)

Passenger Airlines - 2.10%
JetBlue Airways Corp	0.500% 04/2026	4/1/2026	USD	15,437	14,588

Pharmaceuticals - 0.14%
Nidda Healthcare Holding AG	7.500% 08/2026	8/21/2026	EUR	868	1,002	(f)

Property & Casualty Insurance - 0.51%
IQUW UK Ltd	8.807% 01/2035	3/19/2035	USD	3,552	3,552	(a) (b)

Real Estate Services - 1.58%
Anywhere Real Estate Group LLC	0.250% 06/2026	6/15/2026	USD	11,184	10,488
Emeria Europe SAS	7.750% 03/2028	3/31/2028	EUR	456	466	(f)

Research & Consulting Services - 0.14%
Amentum Holdings Inc	7.250% 08/2032	8/1/2032	USD	948	965	(f)

Restaurants - 1.66%
Golden Nugget Inc.	6.750% 07/2030	1/15/2030	USD	13,128	11,500	(f)

Specialty Chemicals - 0.22%
Solenis International LP	9.625% 11/2028	11/15/2028	EUR	1,270	1,505	(f)

Trading Companies & Distributors - 0.80%
AerCap Holdings	6.500% 06/2045	6/15/2045	USD	5,559	5,564	(f)
TOTAL HIGH YIELD SECURITIES (Amortized cost $312,072)					$303,542

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Asset Backed Securities - 12.86%

Diversified Real Estate Activities - 1.52%
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1	MSRM 2025-HX1 AIOS	0.33%	3/25/2070	USD	49,945	$360	(f) (h)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1	MSRM 2025-HX1 B1	7.32%	3/25/2070	USD	1,124	1,098	(f) (h)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1	MSRM 2025-HX1 B2	7.32%	3/25/2070	USD	1,248	1,186	(f) (h)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1	MSRM 2025-HX1 B3	7.32%	3/25/2070	USD	824	725	(f) (h)
Morgan Stanley Residential Mortgage Loan Trust 2025-HX1	MSRM 2025-HX1 XS	1.17%	3/25/2070	USD	49,945	1,666	(f) (h)
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 AIOS	0.42%	1/25/2065	USD	46,622	395	(a) (b) (f) (h)
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 B2	7.33%	1/25/2065	USD	757	734	(a) (b) (f) (h)
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 B3	7.33%	1/25/2065	USD	781	762	(a) (b) (f) (h)
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 XS	0.00%	1/25/2065	USD	46,622	1,632	(a) (b) (e) (f) (h)
Vontive Mortgage Trust 2025-RTL1	VNTV 2025-RTL1 A2	8.01%	3/25/2030	USD	571	577	(f) (i)
Vontive Mortgage Trust 2025-RTL1	VNTV 2025-RTL1 M	9.50%	3/25/2030	USD	1,386	1,384	(f) (i)

Specialized Finance - 11.36%
AGL CLO 7 Ltd	AGL 2020-7A ER	SOFR + 6.35%	7/15/2034	USD	1,188	1,165	(b) (f)
AMMC CLO 26 Ltd	AMMC 2023-26A ER	SOFR + 6.50%	4/15/2036	USD	500	498	(b) (f)
Anchorage Capital Clo 20 Ltd	ANCHC 2021-20A ER	SOFR + 7.00%	1/20/2035	USD	733	716	(b) (f)
Anchorage Capital CLO 21 Ltd	ANCHC 2021-21A ER	SOFR + 6.25%	10/20/2034	USD	897	870	(b) (f)
Anchorage Capital CLO 6 Ltd	ANCHC 2015-6A ER3	SOFR + 7.29%	4/22/2034	USD	376	372	(b) (f)
Apidos CLO XI	APID 2012-11A ER4	SOFR + 6.00%	4/17/2034	USD	2,064	2,064	(b) (f)
Apidos CLO XXIII	APID 2015-23A ERR	SOFR + 5.20%	4/15/2033	USD	1,565	1,513	(b) (f)
Arbour CLO VI DAC	ARBR 6A ER	EURIBOR + 6.01%	11/15/2037	EUR	611	682	(b) (f)
Ares LXII CLO Ltd	ARES 2021-62A E	SOFR + 6.76%	1/25/2034	USD	512	505	(b) (f)
Ares LXV CLO Ltd	ARES 2022-65A E	SOFR + 7.10%	7/25/2034	USD	1,078	1,063	(b) (f)
Ares XXVII CLO Ltd	ARES 2013-2A ER3	SOFR + 6.75%	10/28/2034	USD	903	901	(b) (f)
Bain Capital Credit Clo 2019-3 Ltd	BCC 2019-3A ERR	SOFR + 6.85%	10/21/2034	USD	488	468	(b) (f)
Bain Capital Credit CLO 2021-3 Ltd	BCC 2021-3A ER	SOFR + 6.25%	7/24/2034	USD	753	712	(b) (f)
Bain Capital Credit CLO 2021-6 Ltd	BCC 2021-6A E	SOFR + 6.76%	10/21/2034	USD	470	449	(b) (f)
Bain Capital Credit CLO 2022-2 Ltd	BCC 2022-2A E	SOFR + 7.84%	4/22/2035	USD	1,141	1,117	(b) (f)
Barings CLO Ltd 2022-I	BABSN 2022-1A E	SOFR + 7.00%	4/15/2035	USD	657	626	(b) (f)
Benefit Street Partners CLO XXV Ltd	BSP 2021-25A ER	SOFR + 4.60%	1/15/2035	USD	344	332	(b) (f)
Benefit Street Partners CLO XXXIV Ltd	BSP 2024-34A E	SOFR + 6.70%	7/25/2037	USD	367	366	(b) (f)
Birch Grove CLO 7 Ltd	BGCLO 2023-7A D	SOFR + 5.50%	10/20/2036	USD	283	285	(b) (f)
BlueMountain CLO XXVI Ltd	BLUEM 2019-26A ER	SOFR + 7.39%	10/20/2034	USD	754	728	(b) (f)
BlueMountain CLO XXVIII Ltd	BLUEM 2021-28A E	SOFR + 6.66%	4/15/2034	USD	768	741	(b) (f)
BlueMountain CLO XXXII Ltd	BLUEM 2021-32A ER	SOFR + 6.60%	10/15/2034	USD	1,093	1,054	(b) (f)
BlueMountain CLO XXXIV Ltd	BLUEM 2022-34A E	SOFR + 7.55%	4/20/2035	USD	1,278	1,249	(b) (f)
Broad River Bsl Funding Clo Ltd 2020-1	BDRVR 2020-1A ER	SOFR + 6.50%	7/20/2034	USD	1,500	1,508	(b) (f)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Capital Four CLO VII DAC	CFOUR 7A F	EURIBOR + 8.22%	4/25/2037	EUR	314	$344	(b) (f)
Carlyle Euro CLO 2021-1 DAC	CGMSE 2021-1A D	EURIBOR + 6.12%	1/15/2034	EUR	589	655	(b) (f)
CARLYLE US CLO 2021-4 LTD	CGMS 2021-4A E	SOFR + 6.60%	4/20/2034	USD	473	473	(b) (f)
CARLYLE US CLO 2021-5 LTD	CGMS 2021-5A E	SOFR + 6.51%	7/20/2034	USD	332	330	(b) (f)
CARLYLE US CLO 2021-8 LTD	CGMS 2021-8A E	SOFR + 6.50%	10/15/2034	USD	371	369	(b) (f)
Carlyle US CLO 2021-9 Ltd	CGMS 2021-9A E	SOFR + 6.63%	10/20/2034	USD	820	816	(b) (f)
Carlyle US CLO 2024-2 Ltd	CGMS 2024-2A E	SOFR + 6.85%	4/25/2037	USD	451	451	(b) (f)
CarVal CLO IV Ltd	CARVL 2021-1A E	SOFR + 6.60%	7/20/2034	USD	2,000	1,967	(b) (f)
CarVal CLO VC Ltd	CARVL 2021-2A E	SOFR + 6.75%	10/15/2034	USD	447	432	(b) (f)
Cedar Funding XVIII CLO Ltd	CEDF 2024-18A E	SOFR + 6.65%	4/23/2037	USD	616	618	(b) (f)
Cifc Funding 2014-IV-R Ltd	CIFC 2014-4R1 DRR	SOFR + 5.80%	1/17/2035	USD	2,214	2,135	(b) (f)
CIFC Funding 2021-VII Ltd	CIFC 2021-7A E	SOFR + 6.35%	1/23/2035	USD	644	643	(b) (f)
CIFC Funding 2022-II Ltd	CIFC 2022-2A ER	SOFR + 4.75%	4/19/2035	USD	497	477	(b) (f)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	406	459	(b) (f)
Empower CLO 2024-1 Ltd	EMPWR 2024-1A E	SOFR + 6.50%	4/25/2037	USD	354	349	(b) (f)
Fair Oaks Loan Funding V DAC	FOAKS 5A E	EURIBOR + 6.69%	10/15/2036	EUR	321	363	(b) (f)
Galaxy 33 CLO Ltd	GALXY 2024-33A E	SOFR + 6.65%	4/20/2037	USD	428	427	(b) (f)
Galaxy XXII CLO Ltd	GALXY 2016-22A ERRR	SOFR + 6.75%	4/16/2034	USD	421	416	(b) (f)
Galaxy XXV CLO Ltd	GALXY 2018-25A ER	SOFR + 6.50%	4/25/2036	USD	270	266	(b) (f)
Generate CLO Ltd	GNRT 2024-15A E	SOFR + 6.70%	7/20/2037	USD	493	492	(b) (f)
Golub Capital Partners CLO 50B-R Ltd	GCBSL 2020-50A ER	SOFR + 7.10%	4/20/2035	USD	819	821	(b) (f)
Golub Capital Partners CLO 53B Ltd	GCBSL 2021-53A ER	SOFR + 4.70%	7/20/2034	USD	515	495	(b) (f)
Golub Capital Partners CLO 58B Ltd	GCBSL 2021-58A E	SOFR + 6.81%	1/25/2035	USD	549	550	(b) (f)
Guardia 1 Ltd	GUARD 2019-1A D	7.11%	10/20/2037	USD	1,550	1,520	(b) (f)
HPS Loan Management 10-2016 Ltd	HLM 10A-16 DR3	SOFR + 6.45%	4/20/2034	USD	967	952	(b) (f)
HPS Loan Management 2021-16 Ltd	HLM 2021-16A E	SOFR + 6.50%	1/23/2035	USD	612	604	(b) (f)
Jamestown CLO XIV Ltd	JTWN 2019-14A DRR	SOFR + 5.65%	10/20/2034	USD	1,514	1,435	(b) (f)
Jamestown CLO XV Ltd	JTWN 2020-15A ER	SOFR + 7.06%	7/15/2035	USD	412	402	(b) (f)
Jamestown CLO XVI Ltd	JTWN 2021-16A ER	SOFR + 6.95%	7/25/2034	USD	724	703	(b) (f)
Jamestown CLO XVIII Ltd	JTWN 2022-18A E	SOFR + 7.87%	7/25/2035	USD	438	434	(b) (f)
Madison Park Funding XLIX Ltd	MDPK 2021-49A ER	SOFR + 4.60%	10/19/2034	USD	1,658	1,572	(b) (f)
Madison Park Funding XLVI Ltd	MDPK 2020-46A ERR	SOFR + 5.25%	10/15/2034	USD	1,786	1,727	(b) (f)
Madison Park Funding XXI Ltd	MDPK 2016-21A DRR	SOFR + 7.76%	10/15/2032	USD	2,504	2,503	(b) (f)
Madison Park Funding XXXVI Ltd	MDPK 2019-36A ERR	SOFR + 5.60%	4/15/2035	USD	974	941	(b) (f)
Marble Point CLO XVI Ltd	MP16 2019-2A ER	SOFR + 7.27%	11/16/2034	USD	691	660	(b) (f)
Neuberger Berman Loan Advisers CLO 35 Ltd	NEUB 2019-35A ER	SOFR + 5.95%	1/19/2033	USD	624	624	(b) (f)
Neuberger Berman Loan Advisers Clo 42 Ltd	NEUB 2021-42A ER	SOFR + 4.60%	7/16/2036	USD	436	420	(b) (f)
Neuberger Berman Loan Advisers Clo 43 Ltd	NEUB 2021-43A ER	SOFR + 4.60%	7/17/2036	USD	887	858	(b) (f)
Neuberger Berman Loan Advisers Clo 44 Ltd	NEUB 2021-44A ER	SOFR + 5.15%	10/16/2035	USD	713	691	(b) (f)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Neuberger Berman Loan Advisers CLO 45 Ltd	NEUB 2021-45A ER	SOFR + 4.85%	10/14/2036	USD	1,956	$1,886	(b) (f)
Neuberger Berman Loan Advisers CLO 46 Ltd	NEUB 2021-46A ER	SOFR + 5.15%	1/20/2037	USD	1,690	1,649	(b) (f)
Oaktree CLO 2021-2 Ltd	OAKCL 2021-2A ER	SOFR + 4.50%	1/15/2035	USD	1,504	1,421	(b) (f)
OCP CLO 2019-16 Ltd	OCP 2019-16A ER	SOFR + 6.61%	4/10/2033	USD	376	376	(b) (f)
Octagon Investment Partners 51 Ltd	OCT51 2021-1A ER	SOFR + 5.65%	7/20/2034	USD	1,714	1,664	(b) (f)
OHA Credit Funding 10 Ltd	OAKC 2021-10A E	SOFR + 6.25%	1/18/2036	USD	497	497	(b) (f)
Palmer Square Credit Funding 2019-1 Ltd	PFIXD 2019-1A E	7.11%	4/20/2037	USD	931	917	(b) (f)
Palmer Square European CLO 2023-2 DAC	PLMER 2023-2A F	EURIBOR + 8.39%	10/15/2036	EUR	368	407	(b) (f)
Palmer Square European Loan Funding 2025-1 DAC	PSTET 2025-1A E	EURIBOR + 4.70%	10/15/2034	EUR	337	382	(b) (f)
Parallel 2021-1 Ltd	PARL 2021-1A ER	SOFR + 6.25%	7/15/2034	USD	578	545	(b) (f)
Penta CLO 14 DAC	PENTA 2023-14A ER	EURIBOR + 6.35%	10/20/2037	EUR	449	507	(b) (f)
Penta CLO 16 DAC	PENTA 2024-16A E	EURIBOR + 6.79%	10/18/2036	EUR	420	472	(b) (f)
Pikes Peak CLO 9	PIPK 2021-9A E	SOFR + 6.58%	10/27/2034	USD	810	803	(b) (f)
Post CLO 2021-1 LTD	POST 2021-1A ER	SOFR + 5.70%	10/15/2034	USD	1,515	1,490	(b) (f)
Providus Clo X DAC	PRVD 10A E	EURIBOR + 6.74%	11/18/2038	EUR	251	283	(b) (f)
Rad CLO 14 Ltd	RAD 2021-14A E	SOFR + 6.50%	1/15/2035	USD	335	323	(b) (f)
Rad CLO 15 Ltd	RAD 2021-15A E	SOFR + 6.20%	1/20/2034	USD	928	896	(b) (f)
Rad CLO 4 Ltd	RAD 2019-4A ER	SOFR + 6.50%	4/25/2032	USD	338	338	(b) (f)
Rad CLO 7 Ltd	RAD 2020-7A ER	SOFR + 6.30%	4/17/2036	USD	310	306	(b) (f)
Regatta XXIII Funding Ltd	REG23 2021-4A E	SOFR + 6.70%	1/20/2035	USD	804	803	(b) (f)
Regatta XXVIII Funding Ltd	REG28 2024-2A E	SOFR + 7.00%	4/25/2037	USD	429	428	(b) (f)
Rockford Tower CLO 2020-1 Ltd	Rockford Tower 2020-1 ER	SOFR + 5.90%	1/20/2036	USD	496	470	(b) (f)
RR 18 Ltd	RRAM 2021-18A D	SOFR + 6.51%	10/15/2034	USD	553	552	(b) (f)
Sandstone Peak Ltd	SAND 2021-1A E	SOFR + 6.80%	10/15/2034	USD	643	639	(b) (f)
Sculptor CLO XXVIII Ltd	SCUL 28A ER	SOFR + 6.30%	1/20/2035	USD	1,066	1,011	(b) (f)
Sixth Street CLO VIII Ltd	SIXST 2017-8A DR2	SOFR + 6.75%	10/20/2034	USD	466	459	(b) (f)
TCW CLO 2022-1 Ltd	TCW 2022-1A DJR	SOFR + 4.28%	1/20/2038	USD	629	624	(b) (f)
TRESTLES CLO 2017-1 Ltd	TREST 2017-1A ERR	SOFR + 5.95%	7/25/2037	USD	334	324	(b) (f)
Trimaran Cavu 2021-2 Ltd	CAVU 2021-2A E	SOFR + 7.46%	10/25/2034	USD	452	443	(b) (f)
Trimaran Cavu 2021-3 Ltd	CAVU 2021-3A E	SOFR + 7.63%	1/18/2035	USD	408	404	(b) (f)
Trinitas Euro CLO VI DAC	TRNTE 6A F	EURIBOR + 8.31%	4/15/2037	EUR	1,192	1,314	(b) (f)
Trinitas Euro CLO VII DAC	TRNTE 7A E	EURIBOR + 6.55%	7/25/2037	EUR	338	381	(b) (f)
Voya CLO 2017-3 Ltd	VOYA 2017-3A DRR	SOFR + 5.80%	4/20/2034	USD	2,241	2,192	(b) (f)
Voya CLO 2019-3 Ltd	VOYA 2019-3A ER	SOFR + 6.76%	10/17/2032	USD	759	753	(b) (f)
Voya CLO 2019-4 Ltd	VOYA 2019-4A ER	SOFR + 6.97%	1/15/2035	USD	1,051	1,043	(b) (f)
Voya CLO 2021-1 Ltd	VOYA 2021-1A ER	SOFR + 5.75%	7/15/2034	USD	651	623	(b) (f)
Voya CLO 2022-1 Ltd	VOYA 2022-1A ER	SOFR + 6.90%	4/20/2035	USD	791	786	(b) (f)
TOTAL ASSET BACKED SECURITIES (Amortized cost $90,446)						$89,308
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 6.00%

Aerospace & Defense - 0.14%
Altitude II	Private Equity		USD	574,255	$616	(a) (b)
Ultra Electronics Holdings Ltd	Private Equity (B Shares)		USD	43,729	81	(a) (b) (e)
Ultra Electronics Holdings Ltd	Private Equity		USD	13,548,132	251	(a) (b) (e)

Application Software - 0.02%
Med-Metrix	Common Stock		USD	597	102	(a) (b) (e)
Med-Metrix	8.000% 12/2050 PIK		USD	597	60	(a) (b) (d)

Broadline Retail - 0.04%
Belk Inc	Common Stock		USD	9,586	245	(a) (b) (e)

Construction & Engineering - 0.00%
Yak Access LLC	Common Stock		USD	11,000	29	(a)

Consumer Finance - 0.12%
Auxilior Capital Partners Inc	14.500% 04/2030	4/30/2030	USD	1	100	(a) (b) (d)
Discover Financial Services	Private Equity		USD	424,627	438	(a) (b)
Global Lending Services LLC	Private Equity		USD	107,831	125	(a) (b) (e)
SunPower Financial	Private Equity		USD	27,384	29	(a) (b)
Vehicle Secured Funding Trust	Private Equity		USD	111,575	119	(b) (e)

Diversified Financial Services - 0.02%
Kestra Financial Inc	12.000% PIK		USD	123	123	(a) (b) (d)

Diversified Metals & Mining - 0.01%
Foresight Energy LLC	Common Stock		USD	17,979	57	(a) (b) (e)

Diversified Real Estate Activities - 0.00%
Residential Opportunities I LLC	Private Equity		USD	1	1	(b)

Diversified Support Services - 0.01%
Magna Legal Services LLC	Common Stock		USD	618	88	(a) (b) (e)

Food Distributors - 0.00%
Lipari Foods LLC	Common Stock		USD	63,958	23	(b) (e)

Health Care Facilities - 0.00%
Quorum Health Corp	Trade Claim		USD	212,000	22	(b) (e)

Health Care Services - 0.14%
Affordable Care Inc	11.750% PIK		USD	677,000	680	(a) (b) (d)
American Vision Partners	Private Equity		USD	53,939	41	(a) (b) (e)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer	Asset	Maturity Date	Currency	Shares	Fair Value	Footnotes
Amerivet Partners Management Inc	11.500% PIK		USD	298	$214	(a) (b) (d)
MB2 Dental Solutions LLC	Warrants 08/15/2031	8/15/2031	USD	21,438	9	(a) (b) (e)

Health Care Technology - 2.62%
athenahealth Inc	Private Equity		USD	12,641,498	18,213	(b) (e)

Hotels, Resorts & Cruise Lines - 0.26%
NCL Corp Ltd	Common Stock		USD	111,996	1,795	(e)

Human Resource & Employment Services - 0.00%
SIRVA Worldwide Inc	Common Stock (Class A)		USD	2,131	—	(a) (b) (e)
SIRVA Worldwide Inc	Common Stock (Class B)		USD	1,646	—	(a) (b) (e)
SIRVA Worldwide Inc	15.250% 08/2030 (Class A)	8/20/2030	USD	490	15	(a) (b) (d)
SIRVA Worldwide Inc	15.250% 08/2030 (Class B)	8/20/2030	USD	15	—	(a) (b) (d)

Leisure Facilities - 1.86%
Aimbridge Acquisition Co Inc	Common Stock		USD	164,811	10,332	(b) (e)
Pure Gym Ltd	Private Equity		GBP	1,416,469	2,588	(a) (b) (e)

Marine Transportation - 0.01%
Australis Maritime II	Private Equity		USD	83,195	83	(b)

Property & Casualty Insurance - 0.14%
Alacrity Solutions Group LLC	Common Stock		USD	630	312	(a) (b) (e)
Alacrity Solutions Group LLC	8.000% Pref Equity		USD	674	674	(a) (b) (d)

Other Specialized REITs - 0.27%
Pretium Partners LLC P2	Private Equity		USD	1,635,306	1,842	(a) (b)

Single-Family Residential REITs - 0.30%
Avenue One PropCo	Private Equity		USD	2,443,830	2,061	(a) (b) (e)

Specialized Finance - 0.04%
TDC LLP	8.000% Pref Equity		GBP	201,765	273	(a) (b)
TDC LLP	Private Equity		GBP	9,880	13	(a) (b) (e)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $42,473)					$41,654
TOTAL INVESTMENTS (Cost $967,595) - 135.54%					$941,034
LIABILITIES EXCEEDING OTHER ASSETS, NET - (35.54%)					(246,770)
NET ASSETS - 100.00%					$694,264

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

TL	Term loan.
DD	Delayed draw term loan.
1L	First lien.
2L	Second lien.
BBSW	Bank Bill Swap Rate as of April 30, 2025 was 3.96%.
BBSY	Bank Bill Swap Reference Bid Rate as of April 30, 2025 was 4.01%.
EURIBOR	Euro InterBank Offered Rate as of April 30, 2025 was 2.17%.
SOFR	Secured Overnight Financing Rate as of April 30, 2025 was 4.32%.
SONIA	Sterling Overnight Index Average as of April 30, 2025 was 4.47%.
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Non-income producing security.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.
(g)	Investment is an unfunded or partially funded commitment.
(h)	Variable rate securities. The effective rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are based on published reference rate and spread. Interest rates for certain variable rate securities are determined by the issuer, or agent, and are based on current market conditions, and these securities do not indicate a reference rate and spread in their description.
(i)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at April 30, 2025.

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Consolidated Statement of Assets and Liabilities
As of April 30, 2025
(in thousands, except share and per share data)

Assets
Investments, at fair value (cost $967,595)	$941,034
Cash	27,220
Foreign currencies, at value (cost $13,301)	13,597
Receivable for investments sold	23,979
Dividends and interest receivable	14,035
Other assets	162
Total assets	$1,020,027

Liabilities
Credit facility (net of deferred financing costs of $179)	263,661
Payable for investments purchased	54,837
Distribution payable	1,722
Interest payable	2,401
Investment advisory fees payable	921
Trustees’ fees payable	627
Distribution fees payable	175
Shareholder servicing fees payable	88
Other accrued expenses	1,331
Total liabilities	325,763

Commitments and Contingencies (Note 8)
Net assets	$694,264

Net Assets
Paid-in capital (unlimited shares authorized — $0.001 par value)	$783,597
Accumulated deficit	(89,333)
Net assets	$694,264

Class D:
Net asset value	$1,769
Price per share (82,596 shares)	$21.42

Class I:
Net asset value	$259,904
Price per share (11,271,273 shares)	$23.06

Class T:
Net asset value	$32,269
Price per share (1,412,500 shares)	$22.85

Class U:
Net asset value	$400,033
Price per share (18,194,748 shares)	$21.99

Class PT:
Net asset value	$289
Price per share (12,000 shares)	$24.05
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Consolidated Statement of Operations
For the Six Months Ended April 30, 2025
(in thousands)

Investment income
Interest income	$42,955
Payment-in-kind interest income	1,997
Other income	1,151
Total investment income	46,103

Expenses
Interest expense	7,482
Investment advisory fees	6,416
Distribution fees	1,124
Professional services	799
Shareholder servicing fees	564
Term loan fees	502
Administration fees	344
Trustees' fees	124
Other expenses	829
Total expenses prior to expense limitation agreement	18,184
Expense limitation	(577)
Net expenses	17,607
Net investment income	28,496

Realized and unrealized gains (losses)
Net realized losses on
Investments	(7,352)
Foreign currency transactions	142
Net realized losses	(7,210)
Net change in unrealized appreciation (depreciation) of
Investments	(34,424)
Foreign currency translation	327
Net change in unrealized depreciation	(34,097)
Net realized and unrealized losses	(41,307)
Net decrease in net assets resulting from operations	$(12,811)
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Consolidated Statements of Changes in Net Assets
(in thousands)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Increase (decrease) in net assets resulting from operations
Net investment income	$28,496	$61,656
Net realized losses	(7,210)	(24,567)
Net change in unrealized (depreciation) appreciation	(34,097)	69,004
Net (decrease) increase in net assets resulting from operations	(12,811)	106,093

Distributions to shareholders
Class D	(72)	(178)
Class I	(11,380)	(23,814)
Class T	(1,316)	(2,644)
Class U	(15,568)	(34,893)
Class PT	(7)	—
Total distributions to shareholders	(28,343)	(61,529)

Shareholder transactions (Note 7)
Class D
Subscriptions	—	—
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	(921)
Share class exchanges	—	—
Total Class D shareholder transactions	—	(921)

Class I
Subscriptions	11,983	32,654
Shares issued in reinvestment of distributions	5,107	11,955
Shares redeemed	(22,033)	(12,891)
Share class exchanges	30	—
Total Class I shareholder transactions	(4,913)	31,718

Class T
Subscriptions	2,163	6,614
Shares issued in reinvestment of distributions	1,057	2,247
Shares redeemed	(4,992)	(683)
Share class exchanges	798	—
Total Class T shareholder transactions	(974)	8,178

Class U
Subscriptions	16,525	57,441
Shares issued in reinvestment of distributions	11,437	27,981
Shares redeemed	(27,528)	(65,989)
Share class exchanges	(828)	—
Total Class U shareholder transactions	(394)	19,433

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Consolidated Statements of Changes in Net Assets
(in thousands)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Class PT
Subscriptions	$300	—
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—
Share class exchanges	—	—
Total Class PT shareholder transactions	300	—

(Decrease) increase in net assets from shareholder transactions	(5,981)	58,408
Net (decrease) increase in net assets	(47,135)	102,972

Net assets
Beginning of year	741,399	638,427
End of year	$694,264	$741,399

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Consolidated Statement of Cash Flows
For the Six Months Ended April 30, 2025
(in thousands)

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(12,811)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(308,979)
Proceeds from sales and repayments of investments	270,113
Net change in unrealized depreciation on investments	34,424
Net realized loss on investments	7,352
Net accretion of premiums and discounts and other adjustments to cost	(5,113)
Payment-in-kind interest	(1,997)
Net realized loss on investments (foreign currency related)	739
Net change in unrealized appreciation on foreign currency translation	(327)
Amortization of deferred financing costs	73
Changes in assets and liabilities:
Increase in receivable for investments sold	(19,453)
Increase in payable for investments purchased	11,657
Decrease in interest payable	(2,419)
Decrease in dividends and interest receivable	406
Decrease in other accrued expenses	(267)
Decrease in investment advisory fees payable	(102)
Increase in Trustees' fees payable	79
Decrease in distribution fees payable	(21)
Increase in other assets	(18)
Decrease in shareholder servicing fees payable	(11)
Net cash used in operating activities	(26,675)
Cash Flows from Financing Activities
Shares redeemed	(54,553)
Subscriptions for shares	32,867
Distributions paid to shareholders	(10,830)
Proceeds from credit facility	5,916
Net cash used in financing activities	(26,600)
Effect of exchange rate changes on cash	320
Net decrease in cash	(52,955)
Cash
Beginning balance	93,772
Ending balance	$40,817

Supplemental disclosure of cash flow information and non-cash financing activities:
Cash paid for interest expense	$10,361
Reinvestment of shareholder distributions	$17,601
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022(6)

Class D
Per share operating performance(1)
Net asset value, beginning of period	$22.62	$21.17	$20.09	$25.00
Income (loss) from investment operations
Net investment income	0.88	1.95	1.78	1.28
Net realized and unrealized gains (losses)	(1.21)	1.45	1.09	(4.66)
Total from investment operations	(0.33)	3.40	2.87	(3.38)

Distributions from
Net investment income	(0.87)	(1.95)	(1.79)	(1.50)
Realized gains	—	—	—	(0.03)
Total distributions	(0.87)	(1.95)	(1.79)	(1.53)
Net asset value, end of period	$21.42	$22.62	$21.17	$20.09
Total return(2)(3)	(1.45)%	16.53%	14.72%	(14.09)%

Ratios to average net assets(5)
Expenses, before reimbursement	4.76%	4.98%	5.30%	3.60%
Expenses, after reimbursement	4.60%	4.93%	5.10%	3.52%
Net investment income, before reimbursement	7.84%	8.69%	8.31%	7.65%
Net investment income, after reimbursement	8.00%	8.74%	8.51%	7.74%

Supplemental data
Net assets, end of period (000’s)	$1,769	$1,868	$2,629	$3,313
Portfolio turnover rate(2)(4)	29%	48%	39%	25%
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
(3)Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole.
(5)Annualized.
(6)Period from the commencement of operations for Class D shares (January 31, 2022).
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020(6)
Class I
Per share operating performance(1)
Net asset value, beginning of period	$24.36	$22.81	$21.66	$27.42	$26.08	$25.00
Income (loss) from investment operations
Net investment income	0.97	2.18	1.99	1.90	1.67	1.01
Net realized and unrealized gains (losses)	(1.30)	1.54	1.15	(5.52)	1.69	1.10
Total from investment operations	(0.33)	3.72	3.14	(3.62)	3.36	2.11

Distributions from
Net investment income	(0.97)	(2.17)	(1.99)	(2.11)	(1.66)	(1.03)
Realized gains	—	—	—	(0.03)	(0.36)	—
Total distributions	(0.97)	(2.17)	(1.99)	(2.14)	(2.02)	(1.03)
Net asset value, end of period	$23.06	$24.36	$22.81	$21.66	$27.42	$26.08
Total return(2)(3)	(1.36)%	16.80%	14.88%	(13.72)%	12.81%	8.71%

Ratios to average net assets(5)
Expenses, before reimbursement	4.51%	4.73%	5.07%	3.14%	2.32%	3.84%
Expenses, after reimbursement	4.35%	4.68%	4.86%	3.09%	2.02%	1.68%
Net investment income, before reimbursement	8.09%	8.98%	8.55%	7.60%	5.73%	3.91%
Net investment income, after reimbursement	8.25%	9.03%	8.77%	7.65%	6.03%	6.06%

Supplemental data
Net assets, end of period (000’s)	$259,904	$280,461	$232,290	$216,971	$211,181	$106,962
Portfolio turnover rate(2)(4)	29%	48%	39%	25%	78%	66%
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
(3)Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole.
(5)Annualized.
(6)Period from the commencement of operations for Class I shares (February 28, 2020).
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020(6)
Class T
Per share operating performance(1)
Net asset value, beginning of period	$24.13	$22.59	$21.46	$27.17	$25.83	$25.00
Income (loss) from investment operations
Net investment income	0.88	1.98	1.80	1.69	1.45	0.61
Net realized and unrealized gains (losses)	(1.29)	1.54	1.14	(5.47)	1.68	0.83
Total from investment operations	(0.41)	3.52	2.94	(3.78)	3.13	1.44

Distributions from
Net investment income	(0.87)	(1.98)	(1.81)	(1.90)	(1.43)	(0.61)
Realized gains	—	—	—	(0.03)	(0.36)	—
Total distributions	(0.87)	(1.98)	(1.81)	(1.93)	(1.79)	(0.61)
Net asset value, end of period	$22.85	$24.13	$22.59	$21.46	$27.17	$25.83
Total return(2)(3)	(1.70)%	15.90%	14.08%	(14.40)%	12.03%	6.65%

Ratios to average net assets(5)
Expenses, before reimbursement	5.25%	5.48%	5.82%	3.86%	3.04%	3.54%
Expenses, after reimbursement	5.09%	5.43%	5.61%	3.82%	2.78%	2.49%
Net investment income, before reimbursement	7.34%	8.24%	7.81%	6.82%	5.00%	4.65%
Net investment income, after reimbursement	7.50%	8.29%	8.02%	6.86%	5.27%	5.70%

Supplemental data
Net assets, end of period (000’s)	$32,269	$35,264	$25,295	$24,724	$26,121	$8,243
Portfolio turnover rate(2)(4)	29%	48%	39%	25%	78%	66%
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
(3)Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole.
(5)Annualized.
(6)Period from the commencement of operations for Class T shares (June 1, 2020).
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020(6)
Class U
Per share operating performance(1)
Net asset value, beginning of period	$23.22	$21.74	$20.65	$26.18	$25.00	$25.00
Income (loss) from investment operations
Net investment income	0.85	1.90	1.74	1.64	1.44	—
Net realized and unrealized gains (losses)	(1.24)	1.48	1.09	(5.27)	1.52	—
Total from investment operations	(0.39)	3.38	2.83	(3.63)	2.96	—

Distributions from
Net investment income	(0.84)	(1.90)	(1.74)	(1.87)	(1.42)	—
Realized gains	—	—	—	(0.03)	(0.36)	—
Total distributions	(0.84)	(1.90)	(1.74)	(1.90)	(1.78)	—
Net asset value, end of period	$21.99	$23.22	$21.74	$20.65	$26.18	$25.00
Total return(2)(3)	(1.68)%	15.88%	14.10%	(14.48)%	11.69%	0.00%

Ratios to average net assets(5)
Expenses, before reimbursement	5.25%	5.50%	5.83%	3.92%	3.01%	0.00%
Expenses, after reimbursement	5.09%	5.44%	5.62%	3.86%	2.87%	0.00%
Net investment income, before reimbursement	7.34%	8.22%	7.80%	6.89%	5.29%	0.00%
Net investment income, after reimbursement	7.50%	8.27%	8.01%	6.94%	5.43%	0.00%
Supplemental data
Net assets, end of period (000’s)	$400,033	$423,806	$378,213	$259,440	$208,262	$7,421
Portfolio turnover rate(2)(4)	29%	48%	39%	25%	78%	66%
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
(3)Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole.
(5)Annualized.
(6)Period from the commencement of operations for Class U shares (September 1, 2020).

See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Financial Highlights

Period from Commencement of Operations to April 30, 2025(6)

Class PT
Per share operating performance(1)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations
Net investment income	0.60
Net realized and unrealized losses	(0.95)
Total from investment operations	(0.35)

Distributions from
Net investment income	(0.60)
Total distributions	(0.60)
Net asset value, end of period	$24.05
Total return(2)(3)	(1.42)%

Ratios to average net assets(5)
Expenses, before reimbursement	5.25%
Expenses, after reimbursement	5.05%
Net investment income, before reimbursement	7.15%
Net investment income, after reimbursement	7.35%
Supplemental data
Net assets, end of period (000’s)	$289
Portfolio turnover rate(2)(4)	29%
(1)Per share calculations were performed using average shares.
(2)Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
(3)Total return assumes a purchase of common stock at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of dividends and distributions at prices obtained pursuant to the Fund’s dividend reinvestment plan.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole.
(5)Annualized.
(6)Period from the commencement of operations for Class PT shares (December 31, 2024).
See accompanying notes to consolidated financial statements.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Notes to Consolidated Financial Statements
1.    Organization
KKR Credit Opportunities Portfolio (the “Fund”) was organized on September 5, 2019 as a statutory trust under the laws of the State of Delaware. The Fund is a closed-end registered management investment company, which commenced operations on February 28, 2020 and continuously offers its shares and operates as an interval fund. The Fund seeks to provide attractive risk-adjusted returns and generate current income. The Fund is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”).
As of April 30, 2025, an affiliate of the Adviser owned 12.91% of the outstanding shares of the Fund.
2.    Summary of Significant Accounting Policies
Basis of Presentation — The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation — The Fund’s consolidated financial statements include balances of both the Fund and its wholly owned subsidiary. All interfund transactions have been eliminated upon consolidation.
Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investments Company Act of 1940 (the “Valuation Designee”). The Valuation Designee has primary responsibility for implementing the Fund’s valuation policies and procedures.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.
Assets and liabilities recorded at fair value on the Consolidated Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.
The availability of observable inputs can vary depending on the financial asset, liability, or unfunded commitments and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3.
Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value.
Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.
Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company specific developments, market valuations of comparable companies and model projections.
The fair value of certain unfunded investments in delayed draw term loans and revolving lines of credit may at times be priced at less than par value resulting in a financial liability in the Consolidated Schedule of Investments and are valued in accordance with ASC Topic 820, Fair Value Measurements. These values are temporary and the funding of the commitment will result in these investments valued as financial assets. The interest rates shown for unfunded commitments in the Consolidated Schedule of Investments represents the commitment fee the fund earns on the undrawn amounts.

For the six months ended April 30, 2025, there were no significant changes to the Fund’s fair value methodologies.
Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income, including payment-in-kind (“PIK”) interest income, is accrued as earned. PIK interest income is capitalized as additional principal, or collected in cash, on the interest payment dates. Dividends are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized using the effective interest method over the holding period of the investment. Paydown gains and losses on asset-backed securities are recorded as an adjustment to interest income. Realized gains and losses are calculated on the specific identified cost basis.
Cash and Cash Equivalents — Cash and cash equivalents includes cash on hand, cash held in banks and highly liquid investments with original maturities of three or fewer months. As of April 30, 2025, the Fund held no cash equivalents.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Foreign Currency Transactions — The books and records of the Fund are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.
The Fund bifurcates that portion of the results of operations resulting from changes in foreign exchange rates on investments and from the fluctuations arising from changes in market prices of securities held.
Distributions to Shareholders — Distributions are accrued and declared daily and paid monthly, and distributable net realized capital gains, if any, are declared and distributed at least annually.
Income Taxes — The Fund has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing all of its investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.
To avoid imposition of a 4.0% excise tax on undistributed income applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the year ended October 31) plus undistributed amounts, if any, from prior years.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.0%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax years (2021-2024). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, ongoing analysis of and changes to tax laws, regulations and interpretations thereof.
As of April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any interest or penalties.
Repurchase Offers — The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 10.0% and no more than 25.0% of the Fund’s shares outstanding on the Repurchase Request Deadline (as defined below). There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 10.0% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”).
Recent Accounting Pronouncements — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) (“ASU 2023-07”). ASU 2023-07 improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment and requires disclosure of the title of the chief operating decision maker (“CODM”) and an explanation of how the CODM uses the reported measure of segment profit or loss to assess segment performance and allocate resources. The Fund has adopted ASU 2023-07 and concluded that the adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

3.    Risk Considerations
The Fund invests mainly in leveraged loans, high yield securities, collateralized loan obligations, common stocks not actively traded and preferred stocks. These investments may involve certain risks, including, but not limited to, those described below:
Global Economic and Market Conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates, trade barriers, trade disputes and tariffs. For example, the conflict between Russia and Ukraine, the conflict between Hamas and Israel, rapid interest rate changes, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sectors have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Fund’s operations and performance and the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.
Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value of the Fund’s shares and the Fund’s investment return will likely be more volatile.
Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.
Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.

Second Lien Risk — Investments in second lien loans and “last out” pieces of unitranche loans will be junior in priority to the first lien loans and “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that we will receive principal and interest payments according to the debt’s terms, or at all, or that we will be able to collect on the debt should it be forced to enforce its remedies.
Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.
Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.
High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates (the currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, the U.S. dollar will decline in value relative to the currency being hedged) or exchange control regulations (including limitations on currency movements

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
4.    Agreements
Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Fund and has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions. For the services it provides to the Fund, the Adviser receives an annual fee, payable monthly by the Fund, in an amount equal to 1.3% of the average daily value of the Fund’s Managed Assets (the “Investment Advisory Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
During periods when the Fund is using leverage, the Investment Advisory Fee paid to the Adviser will be higher than if the Fund does not use leverage because the Investment Advisory Fee paid is calculated based on the Fund’s Managed Assets, which includes the assets purchased through leverage. During the six months ended April 30, 2025, the Adviser earned an Investment Advisory Fee of $6.4 million.
The Fund has entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) with the Adviser pursuant to which the Adviser will agree to waive its monthly fee and pay, absorb or reimburse some or all of the Fund’s “Specified Expenses” (as defined below), an “Expense Limitation Payment,” for each month during the Limitation Period (as defined below) to the extent necessary so that, for any fiscal year, the Fund’s Specified Expenses do not exceed 0.4% of the average daily value of the Fund’s net assets. “Specified Expenses” of the Fund means all expenses incurred in the business of the Fund, including organizational and operating expenses, with the exception of: (i) the Management Fee (as defined in the Fund’s prospectus), (ii) the Service Fee (as defined in the Fund’s prospectus), (iii) the Distribution Fee (as defined in the Fund’s prospectus), (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of the Adviser). The “Limitation Period” commenced on February 28, 2020 with an extended term ending on February 28, 2026. The Fund will agree to repay these amounts (“Reimbursement Payment”) on a monthly basis, but only if and to the extent that Specified Expenses plus the Reimbursement Payment are less than 0.4% of the average daily value of the Fund’s net assets during the fiscal year (or, if a lower expense limit is then in effect, such lower limit). The Fund’s obligation to make Reimbursement Payments expires 36 months from the month in which such fees are foregone or expense is incurred by the Adviser.
The Expense Limitation Agreement terminates at the end of the Limitation Period, but may be renewed by the mutual agreement of the Adviser and the Fund for successive terms.
As of April 30, 2025, the amount of Expense Limitation Payments since the inception of the Fund provided by the Adviser was $5.0 million and the Reimbursement Payments to the Adviser was $0.4 million. The Fund’s management believes that Reimbursement Payments of the remaining Expense Limitation Payments were not probable as of April 30, 2025.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

The following table reflects the Expense Limitation Payments that may become subject to reimbursement (in thousands):

For the period ended	Amount of Expense Limitation Payment	Eligible for Reimbursement Payment through

October 31, 2022	$454	October 31, 2025
October 31, 2023	1,239	October 31, 2026
October 31, 2024	441	October 31, 2027
April 30, 2025	577	April 30, 2028
	$2,711
Distributor — KKR Capital Markets LLC (the “Distributor”), an affiliate of the Adviser, is the principal underwriter and distributor of the shares and serves in that capacity on a best effort basis, subject to various conditions. Shares will be offered through other brokers, dealers and other financial intermediaries (referred to as “selling agents”) that have entered into selling agreements with the Distributor. Selling agents typically receive the sales load with respect to Class T shares and Class PT shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class T shares and Class PT shares are sold subject to a maximum sales load of up to 2.0% and 3.0% of the offering price, respectively. However, purchases of Class T shares and Class PT shares may be eligible for a sales load discount. The selling agents may, in their sole discretion, reduce or waive the sales load on a non-scheduled basis in individual cases. Class D shares, Class I shares, Class U shares, and Class PI shares are not subject to a sales load; however, investors could be required to pay brokerage commissions on purchases and sales of Class D shares, Class I shares, Class U shares, and Class PI shares to their selling agents.
The Fund pays the Distributor an ongoing fee (the “Shareholder Servicing Fee”) that is calculated and accrued monthly at an annualized rate of 0.25% of the net assets of the Fund attributable to Class D shares, Class T shares, Class U shares, and Class PT shares. The Shareholder Servicing Fee is for personal services provided to Shareholders and/or the maintenance of Shareholder accounts services and to reimburse the Distributor for related expenses incurred. The Distributor will generally pay all or a portion of the Shareholder Servicing Fee to the selling agents that sell Class D shares, Class T shares, Class U shares, and Class PT shares. During the six months ended April 30, 2025, the Fund incurred Shareholder Servicing Fees of $2.3 thousand, $43.8 thousand, $518.0 thousand, and $0.2 thousand for Class D, Class T, Class U, and Class PT, respectively.

In addition, the Fund pays the Distributor an ongoing distribution fee (the “Distribution Fee”) that is calculated and accrued monthly at an annualized rate of 0.5% of the net assets of the Fund attributable to Class T shares, Class U shares, and Class PT shares. The Distribution Fee is for the sale and marketing of the Class T shares, Class U shares, and Class PT shares, and to reimburse the Distributor for related expenses incurred. The Distributor will generally pay all or a portion of the Distribution Fee to the selling agents that sell Class T shares, Class U shares, and Class PT shares. During the six months ended April 30, 2025, the Fund incurred distribution fees of $87.7 thousand, $1.0 million, and $0.5 thousand for Class T shares, Class U shares, and Class PT Shares, respectively.

Payment of the Distribution Fee and the Shareholder Servicing Fee is governed by the Fund’s Distribution and Service Plan. Class I shares and Class PI shares do not incur a Shareholder Servicing Fee or Distribution Fee, and Class D shares do not incur a Distribution Fee.

As of April 30, 2025, Class PI shares have not commenced operations.
Administrator, Custodian and Transfer Agent — U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services.
U.S. Bank N.A. (the “Custodian”) serves as the Fund’s custodian pursuant to a custody agreement. The Custodian is an affiliate of Fund Services.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

SS&C GIDS, Inc., serves as the Fund’s transfer agent pursuant to a transfer agency agreement.
Deferred Trustees’ Compensation — The Fund has a Deferred Trustees’ Compensation plan (the “Plan”) that allows the Independent Trustees to defer compensation to a future payment period. The compensation is invested in shares of the Fund. The value of a participating Independent Trustee’s deferral account is based on the shares of deferred amounts as designated by the participating Independent Trustees. Changes in the value of the Independent Trustees’ deferral account are included in the Consolidated Statement of Operations. The accrued obligations under the Plan, including unrealized appreciation (depreciation), are included on the Consolidated Statement of Assets and Liabilities.
Other — Certain officers of the Fund are also officers of the Adviser. Such officers are not paid by the Fund for serving as officers of the Fund.
5.    Fair Value
The following table presents information about the Fund’s assets measured at fair value on a recurring basis as of April 30, 2025, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (in thousands):

Investments in securities	Level 1	Level 2	Level 3	Total

Leveraged Loans	$—	$353,563	$152,967	$506,530
High Yield Securities	—	294,264	9,278	303,542
Asset Backed Securities	—	6,996	82,312	89,308
Equity & Other Investments	1,795	29	39,830	41,654
Total investments in securities	$1,795	$654,852	$284,387	$941,034
The following are the details of the restricted securities of the Fund (in thousands, except share amounts):

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans
3Pillar Global Inc	TL 1L 11/21	1,892	$1,889	$1,819	11/23/2021	0.26%
3Pillar Global Inc	TL 1L DD 11/21	609	609	586	11/23/2021	0.08%
48Forty Solutions LLC	TL 1L 02/22	4,564	4,527	3,373	2/11/2022	0.49%
48Forty Solutions LLC	TL 1L 03/22	3,185	3,167	2,354	3/11/2022	0.34%
Aareon AG	TL 1L 09/24	376	415	426	9/30/2024	0.06%
Aareon AG	TL 1L DD 09/24	86	—	—	9/30/2024	0.00%
Accuride Corp	TL Unsec 03/25	3,187	4,253	7,654	3/7/2025	1.10%
Affordable Care Inc	TL 1L 08/21	1,589	1,573	1,561	8/2/2021	0.22%
Affordable Care Inc	TL 1L DD 08/21	286	285	281	8/2/2021	0.04%
Affordable Care Inc	TL 1L DD 08/23	309	309	304	7/7/2023	0.04%
Alacrity Solutions Group LLC	TL 1L 02/25	3,034	3,752	3,034	2/28/2025	0.44%
Alacrity Solutions Group LLC	TL 1L 03/25	42	—	42	2/28/2025	0.01%
Alacrity Solutions Group LLC	TL 1L DD 02/25	674	—	—	2/28/2025	0.00%
Alacrity Solutions Group LLC	TL Mezz 02/25 PIK	1,011	1,251	1,011	2/28/2025	0.15%
Alera Group Intermediate Holdings Inc	TL 1L 09/21	640	634	640	9/30/2021	0.09%
Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	182	181	182	9/30/2021	0.03%
Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	526	526	526	12/16/2021	0.08%
American Vision Partners	TL 1L 09/21	1,862	1,843	1,849	9/30/2021	0.27%
American Vision Partners	TL 1L DD 09/21	769	766	764	9/30/2021	0.11%
Amerivet Partners Management Inc	TL 1L 02/22	1,138	1,125	1,131	2/25/2022	0.16%
Amerivet Partners Management Inc	TL 1L DD 02/22	69	69	69	2/25/2022	0.01%
Amerivet Partners Management Inc	TL 1L DD 11/22	527	527	524	9/29/2023	0.08%
Apex Service Partners LLC	TL 1L 09/24	301	297	305	10/24/2023	0.04%

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Apex Service Partners LLC	TL 1L 09/24	77	$77	$78	10/24/2023	0.01%
Apex Service Partners LLC	TL Unsec 10/23 PIK	79	78	82	10/24/2023	0.01%
Apex Service Partners LLC	TL Unsec DD 10/23 PIK	38	38	40	10/24/2023	0.01%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	9,899	8,991	8,728	6/29/2023	1.26%
Avenue One PropCo	TL Unsec DD 03/24	7,769	7,769	7,769	3/15/2024	1.12%
Avetta LLC	TL 1L 07/24	94	93	94	7/26/2024	0.01%
Avetta LLC	TL 1L DD 07/24	23	—	—	7/26/2024	0.00%
BDO USA PA	TL 1L 08/23	145	143	145	8/31/2023	0.02%
Cadence Education LLC	TL 1L 05/24	115	114	115	5/1/2024	0.02%
Cadence Education LLC	TL 1L DD 05/24	30	12	12	5/1/2024	0.00%
CFC Underwriting Ltd	TL 1L B 05/22	5,343	5,252	5,343	5/16/2022	0.77%
CFC Underwriting Ltd	TL 1L DD 05/22	631	—	—	5/16/2022	0.00%
Civica Group Ltd	TL 1L 08/23	12	8	8	8/29/2023	0.00%
Civica Group Ltd	TL 1L 08/23	222	274	295	8/30/2023	0.04%
Civica Group Ltd	TL 1L DD 08/23	94	39	42	8/30/2023	0.01%
Clarience Technologies LLC	TL 1L 02/24	415	411	419	2/13/2024	0.06%
Clarience Technologies LLC	TL 1L DD 02/24	45	29	29	2/13/2024	0.00%
CSafe Global	TL 1L 03/24	48	62	65	3/8/2024	0.01%
CSafe Global	TL 1L 03/24	346	346	349	3/8/2024	0.05%
CSafe Global	TL 1L DD 03/24	15	15	15	3/8/2024	0.00%
Dental365 LLC	TL 1L 05/24	87	87	87	5/31/2024	0.01%
Dental365 LLC	TL 1L DD 05/24	86	49	49	5/31/2024	0.01%
Dental365 LLC	TL 1L DD 05/24	47	47	47	5/31/2024	0.01%
Discover Financial Services	TL 1L DD 09/24	767	824	767	9/6/2024	0.11%
DOXA Insurance Holdings LLC	TL 1L 12/23	48	47	48	12/20/2023	0.01%
DOXA Insurance Holdings LLC	TL 1L DD 12/23	45	44	44	12/20/2023	0.01%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	20,988	20,963	20,778	3/31/2021	2.99%
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 PIK	3,141	3,141	3,172	9/26/2022	0.46%
Encora Digital LLC	TL 1L 12/21 PIK	586	577	572	12/20/2021	0.08%
Envirotainer Ltd	TL 1L B3 01/25	4,740	4,761	5,394	12/30/2024	0.78%
Envirotainer Ltd	TL 1L B4 01/25	2,412	2,370	2,424	12/30/2024	0.35%
Envirotainer Ltd	TL 1L DD 01/25	865	—	5	12/13/2024	0.00%
Excelitas Technologies Corp	TL 1L 08/22	3,442	3,414	3,449	8/11/2022	0.50%
Excelitas Technologies Corp	TL 1L 08/22	589	602	668	8/11/2022	0.10%
Excelitas Technologies Corp	TL 1L DD 08/22	117	—	—	8/11/2022	0.00%
Foresight Energy LLC	TL 1L A 06/20	118	118	114	6/30/2020	0.02%
Foundation Risk Partners Corp	TL 1L 03/22	815	807	815	4/14/2022	0.12%
Foundation Risk Partners Corp	TL 1L 10/21	1,302	1,283	1,302	10/29/2021	0.19%
Foundation Risk Partners Corp	TL 1L DD 03/22	3,293	3,288	3,293	4/14/2022	0.47%
Foundation Risk Partners Corp	TL 1L DD 10/21	283	281	283	10/29/2021	0.04%
Galway Partners Holdings LLC	TL 1L 07/24	2,556	2,532	2,556	9/30/2021	0.37%
Granicus Inc	TL 1L 01/24	165	164	167	1/17/2024	0.02%
Granicus Inc	TL 1L DD 01/24	24	24	25	1/17/2024	0.00%
Heritage Environmental Services Inc	TL 1L 01/24	166	164	167	1/31/2024	0.02%
Highgate Hotels Inc	TL 1L 11/23	105	104	106	11/3/2023	0.02%
Insight Global LLC	TL 1L 11/24	6,301	6,244	6,332	11/1/2024	0.91%
Integrity Marketing Group LLC	TL 1L 08/24	8,338	8,337	8,400	12/3/2021	1.21%
Kestra Financial Inc	TL DD 02/25	615	—	—	2/3/2025	0.00%
Laboratoires Vivacy SAS	TL 1L B 03/23	792	823	852	3/20/2023	0.12%
Laboratoires Vivacy SAS	TL 1L DD 03/23	63	11	8	3/20/2023	0.00%
Lazer Logistics Inc	TL 1L 11/23	4	4	4	11/6/2023	0.00%
Lazer Logistics Inc	TL 1L B 05/23	195	193	196	5/4/2023	0.03%

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Lazer Logistics Inc	TL 1L DD 05/23	30	$29	$30	5/4/2023	0.00%
Lazer Logistics Inc	TL 1L DD 11/23	18	7	7	11/6/2023	0.00%
Magna Legal Services LLC	TL 1L 11/22	226	224	226	11/22/2022	0.03%
Magna Legal Services LLC	TL 1L DD 11/22	63	63	63	11/22/2022	0.01%
Magna Legal Services LLC	TL 1L DD 12/23	13	11	11	12/22/2023	0.00%
MB2 Dental Solutions LLC	TL 1L 02/24	303	300	307	2/13/2024	0.04%
MB2 Dental Solutions LLC	TL 1L DD 1 02/24	106	34	36	2/13/2024	0.01%
MB2 Dental Solutions LLC	TL 1L DD 2 02/24	44	43	44	2/13/2024	0.01%
MB2 Dental Solutions LLC	TL Mezz 10/24 PIK	546	523	529	11/8/2024	0.08%
Med-Metrix	TL 1L 09/21	1,226	1,214	1,232	9/15/2021	0.18%
Med-Metrix	TL 1L DD 09/21	624	624	627	9/15/2021	0.09%
OEConnection LLC	TL 1L 04/24	184	183	183	4/22/2024	0.03%
OEConnection LLC	TL 1L DD 04/24	32	32	32	4/22/2024	0.00%
Opendoor Labs Inc	TL DD 02/25	1,487	991	985	2/25/2025	0.14%
Oxford Global Resources LLC	TL 1L 06/22	6,461	6,380	6,461	6/17/2022	0.93%
Oxford Global Resources LLC	TL 1L 08/21	1,442	1,428	1,442	8/17/2021	0.21%
Oxford Global Resources LLC	TL 1L DD 08/21	120	120	120	8/17/2021	0.02%
Parts Authority Inc	TL 1L 10/20	11,304	10,564	8,828	3/8/2023	1.27%
PartsSource Inc	TL 1L 10/21	1,292	1,277	1,292	10/18/2021	0.19%
PartsSource Inc	TL 1L DD 08/21	95	95	95	10/18/2021	0.01%
PartsSource Inc	TL 1L DD 10/23	368	63	63	3/28/2024	0.01%
Plaskolite, LLC	TL 1L 04/21	19,364	19,169	18,631	12/21/2023	2.68%
Pretium Partners LLC P1	P1 Mezz TL Unsec 08/19	532	517	532	6/10/2024	0.08%
Pretium Partners LLC P2	TL 1L 12/21	3,271	3,203	3,205	12/16/2021	0.46%
Radwell International LLC	TL 1L 04/22	24	24	24	8/16/2022	0.00%
Radwell International LLC	TL 1L 12/22	888	888	891	12/1/2022	0.13%
Rockefeller Capital Management LP	TL 1L 04/24	170	168	170	4/4/2024	0.02%
ScionHealth	TL 1L B 12/21	2,378	2,269	1,108	12/17/2021	0.16%
Service Express Inc	TL 1L 08/24	196	195	196	8/15/2024	0.03%
Service Express Inc	TL 1L DD 08/24	47	10	10	8/15/2024	0.00%
Shaw Development LLC	TL 1L 10/23	147	146	134	10/30/2023	0.02%
Shaw Development LLC	TL 1L DD 10/23	18	18	(2)	10/30/2023	0.00%
SIRVA Worldwide Inc	TL 1L 08/24	269	269	269	8/20/2024	0.04%
SIRVA Worldwide Inc	TL 1L 08/24	1,122	1,100	1,122	8/20/2024	0.16%
SIRVA Worldwide Inc	TL 1L DD 08/24	1,008	626	638	8/22/2024	0.09%
SitusAMC Holdings Corp	TL 1L 12/21	1,176	1,164	1,176	12/22/2021	0.17%
Spotless Brands LLC	TL 1L 02/23	153	151	155	2/16/2023	0.02%
Spotless Brands LLC	TL 1L DD 02/23	233	230	236	2/16/2023	0.03%
Time Manufacturing Co	TL 1L 06/22	374	395	372	6/24/2022	0.05%
Time Manufacturing Co	TL 1L 12/21	925	914	813	12/1/2021	0.12%
Time Manufacturing Co	TL 1L 12/21	597	667	594	12/1/2021	0.09%
Trescal SA	TL 1L B1 05/23	197	213	224	5/3/2023	0.03%
Trescal SA	TL 1L B2 04/23	216	210	216	4/28/2023	0.03%
Trescal SA	TL 1L DD 05/23	114	123	129	5/3/2023	0.02%
Woolpert Inc	TL 1L 05/24	247	247	250	5/8/2024	0.04%
Woolpert Inc	TL 1L DD 05/24	77	31	32	5/8/2024	0.00%
Zayo Group LLC	TL 1L B 03/20	5,178	4,768	4,832	3/19/2025	0.70%
Zellis Holdings Ltd	TL 1L B1 06/24	177	224	233	8/13/2024	0.03%
Zellis Holdings Ltd	TL 1L B2 DD 06/24	39	18	19	8/13/2024	0.00%
Zeus Industrial Products Inc	TL 1L 02/24	259	257	261	2/28/2024	0.04%
Zeus Industrial Products Inc	TL 1L DD 02/24	48	24	25	2/28/2024	0.00%

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Revolver
3Pillar Global Inc	Revolver 1L 11/21	186	$58	$51	11/23/2021	0.01%
48Forty Solutions LLC	Revolver 1L 03/22	610	232	73	3/11/2022	0.01%
Affordable Care Inc	Revolver 1L 08/21	177	21	18	8/2/2021	0.00%
Alacrity Solutions Group LLC	Revolver 1L 02/25	507	—	—	2/28/2025	0.00%
American Vision Partners	Revolver 1L 09/21	158	76	75	9/30/2021	0.01%
Amerivet Partners Management Inc	Revolver 1L 02/22	197	—	(1)	2/25/2022	0.00%
Apex Service Partners LLC	Revolver 1L 09/24	26	—	—	9/24/2024	0.00%
Avetta LLC	Revolver 1L 07/24	5	5	—	7/26/2024	0.00%
Avetta LLC	Revolver 1L 07/24	11	—	—	7/26/2024	0.00%
Cadence Education LLC	Revolver 1L 05/24	18	—	—	5/1/2024	0.00%
Clarience Technologies LLC	Revolver 1L 02/24	45	3	3	2/13/2024	0.00%
CSafe Global	Revolver 1L 03/24	36	36	36	3/8/2024	0.01%
Dental365 LLC	Revolver 1L 05/24	32	4	4	5/31/2024	0.00%
DOXA Insurance Holdings LLC	Revolver 1L 12/23	10	1	1	12/20/2023	0.00%
EW Scripps Co/The	Revolver 1L 04/25	381	175	175	4/10/2025	0.03%
Excelitas Technologies Corp	Revolver 1L 08/22	352	—	—	8/11/2022	0.00%
Fortna Group Inc	Revolver 1L 01/25	513	342	342	1/24/2025	0.05%
Foundation Risk Partners Corp	Revolver 1L 10/21	142	—	—	10/29/2021	0.00%
Galway Partners Holdings LLC	Revolver 1L 09/21	205	80	80	9/30/2021	0.01%
Granicus Inc	Revolver 1L 01/24	23	2	2	1/17/2024	0.00%
Heritage Environmental Services Inc	Revolver 1L 01/24	23	—	—	1/31/2024	0.00%
Highgate Hotels Inc	Revolver 1L 11/23	13	5	5	11/3/2023	0.00%
Insight Global LLC	Revolver 1L 11/24	428	55	55	11/1/2024	0.01%
Lazer Logistics Inc	Revolver 1L 05/23	24	6	6	5/4/2023	0.00%
Magna Legal Services LLC	Revolver 1L 11/22	27	—	—	11/22/2022	0.00%
MB2 Dental Solutions LLC	Revolver 1L 02/24	21	2	2	2/13/2024	0.00%
Med-Metrix	Revolver 1L 09/21	159	—	—	9/15/2021	0.00%
OEConnection LLC	Revolver 1L 04/24	20	20	—	4/22/2024	0.00%
Oxford Global Resources LLC	Revolver 1L 08/21	129	—	—	8/17/2021	0.00%
PartsSource Inc	Revolver 1L 10/21	87	80	80	10/18/2021	0.01%
Radwell International LLC	Revolver 1L 04/22	68	14	14	12/1/2022	0.00%
Service Express Inc	Revolver 1L 08/24	27	—	—	8/15/2024	0.00%
Time Manufacturing Co	Revolver 1L 12/21	154	111	92	12/1/2021	0.01%
Tropicana Products Inc	Revolver 1L 02/25	530	424	424	2/27/2025	0.06%
Woolpert Inc	Revolver 1L 05/24	39	3	3	5/8/2024	0.00%
Zeus Industrial Products Inc	Revolver 1L 02/24	36	—	—	2/28/2024	0.00%
High Yield
Global Lending Services LLC	12.500% 02/2033	150	150	150	2/5/2025	0.02%
Global Lending Services LLC	12.500% 12/2032	141	141	141	8/5/2024	0.02%
Global Lending Services LLC	12.500% 12/2032	140	140	140	11/5/2024	0.02%
IQUW UK Ltd	8.807% 01/2035	3,552	3,552	3,552	3/19/2025	0.51%
Ultra Electronics Holdings Ltd	7.25% 01/2030	2,162	2,116	2,162	8/4/2022	0.31%
Ultra Electronics Holdings Ltd	9.0% PIK 01/2031	2,798	2,744	2,798	8/4/2022	0.40%
Zayo Group LLC	4.000% 03/2027	6,234	5,812	5,750	10/17/2023	0.83%
Asset Backed Securities
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 AIOS	46,622	384	395	3/14/2025	0.06%
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 B2	757	734	734	3/14/2025	0.11%
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 B3	781	762	762	3/14/2025	0.11%
Santander Mortgage Asset Receivable Trust 2025-NQM1	SAN 2025-NQM1 XS	46,622	1,596	1,632	3/14/2025	0.24%
Equity & Other Investments
Affordable Care Inc	11.750% 12/2069 PIK	677,000	664	680	8/2/2021	0.10%

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Alacrity Solutions Group LLC	8.000% Pref Equity	674	834	674	2/28/2025	0.10%
Alacrity Solutions Group LLC	Common Stock	630	$699	$312	2/28/2025	0.04%
Altitude II	Private Equity	574,255	574	616	12/15/2022	0.09%
American Vision Partners	Private Equity	53,939	55	41	9/30/2021	0.01%
Amerivet Partners Management Inc	11.500% 12/2059 PIK	298	289	214	2/25/2022	0.03%
Auxilior Capital Partners Inc	14.500% 04/2030	1	100	100	4/30/2024	0.01%
Avenue One PropCo	Private Equity	2,443,830	2,444	2,061	3/15/2024	0.30%
Belk Inc	Common Stock	9,586	149	245	7/22/2024	0.04%
Discover Financial Services	Private Equity	424,627	425	438	9/6/2024	0.06%
Foresight Energy LLC	Common Stock	17,979	205	57	6/30/2020	0.01%
Global Lending Services LLC	Private Equity	107,831	108	125	8/5/2024	0.02%
Kestra Financial Inc	12.000% PIK 12/2031	123	123	123	2/3/2025	0.02%
Magna Legal Services LLC	Common Stock	618	62	88	11/22/2022	0.01%
MB2 Dental Solutions LLC	Warrants 08/15/2031	21,438	10	9	11/14/2024	0.00%
Med-Metrix	8.000% 12/2050 PIK	597	30	60	9/15/2021	0.01%
Med-Metrix	Common Stock	597	30	102	9/15/2021	0.01%
Pretium Partners LLC P2	Private Equity	1,635,306	1,603	1,842	12/16/2021	0.27%
Pure Gym Ltd	Private Equity	1,416,469	1,925	2,588	1/28/2022	0.37%
SIRVA Worldwide Inc	15.250% 08/2030 (Class A)	490	486	15	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 (Class B)	15	7	—	8/20/2024	0.00%
SIRVA Worldwide Inc	Common Stock (Class A)	2,131	6	—	8/20/2024	0.00%
SIRVA Worldwide Inc	Common Stock (Class B)	1,646	2	—	8/20/2024	0.00%
SunPower Financial	Private Equity	27,384	27	29	6/7/2023	0.00%
TDC LLP	Private Equity	9,880	12	13	6/29/2023	0.00%
TDC LLP	8.000% 06/2049 Pref Equity	201,765	256	273	4/24/2023	0.04%
Ultra Electronics Holdings Ltd	Private Equity (B Shares)	43,729	—	81	9/8/2022	0.01%
Ultra Electronics Holdings Ltd	Private Equity	13,548,132	156	251	8/2/2022	0.04%
Yak Access LLC	Common Stock	11,000	—	29	3/10/2023	0.00%
			$206,662	$204,117
(1)Refer to the Schedule of Investments for more details on securities listed.
The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

	Leveraged Loans	High Yield Securities	Asset Backed Securities	Equity & Other Investments

Balances as of October 31, 2024	$150,874	$5,018	$66,168	$27,563
Purchases	26,772	4,170	59,367	18,470
Sales and paydowns	(19,959)	—	(41,064)	(98)
Accretion of discounts (premiums)	131	7	5	(4)
Net change in appreciation (depreciation)	5,527	83	(2,205)	(6,101)
Net realized gains (losses)	(10,378)	—	41	—
Balances as of April 30, 2025	$152,967	$9,278	$82,312	$39,830
Net change in appreciation (depreciation) on investments held at April 30, 2025	$4,619	$83	$(1,542)	$(6,031)

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2025:

Financial Asset	Fair Value (in thousands)	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)	Impact to Valuation from an Increase in Input
Leveraged Loans	$152,967	Yield Analysis	Yield	2.9% - 17.5% (10.2%)	Decrease
			Discount Margin	0.2% - 3.2% (1.3%)	Decrease
			EBITDA Multiple	3.0x - 30.0x (15.0x)	Increase
		Market Comparables	EBITDA Multiple	5.0x - 12.5x (8.7x)	Increase
Asset Backed Securities	$82,312	Yield Analysis	Discount Margin	1.0% - 9.1% (6.8%)	Decrease
		Discounted Cash Flows	Probability of Default	2.0%	Decrease
			Constant Prepayment Rate (4)	20.0%	Increase
Equity & Other Investments	$39,830	Market Comparables	LTM EBITDA Multiple	3.0x - 15.0x (7.9x)	Increase
			FWD EBITDA Multiple	4.0x - 12.5x (12.5x)	Increase
		Yield Analysis	Yield	8.7% - 21.0% (11.4%)	Decrease
			LTM EBITDA Multiple	14.8x - 16.0x (16.0x)	Increase
		Black-Scholes	Risk-Free Rate	3.9%	Decrease
			Volatility	40.0%	Increase
High Yield Securities	$9,278	Yield Analysis	Yield	11.6% - 13.5% (12.8%)	Decrease
			Discount Margin	1.7%	Decrease
			EBITDA Multiple	15.0x	Increase
(1)For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.0%-100.0%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.0% weighting to a single methodology.
(2)The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.
(3)Weighted average amounts are based on the estimated fair values.
(4)An increase in the constant prepayment rate would decrease the fair value of a security trading above par and increase the fair value of a security trading below par.

6.    Investment Transactions
The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended April 30, 2025 were as follows (in thousands):

Purchases	$308,979
Sales	$270,113
There were no purchases or sales of U.S. Government securities.
7.    Shareholder Transactions
As a fundamental policy, which may not be changed without shareholder approval, the Fund offers shareholders the opportunity to request the repurchase of their shares on a quarterly basis. The Fund is required to offer to repurchase no less than 10.0% of its outstanding shares with each repurchase offer and under normal market conditions, the Board expects to authorize a 10.0% offer (“Repurchase Offer”). The Fund may not offer to repurchase more than

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

25.0% of its outstanding shares during any offer. Quarterly repurchases will occur in the months of January, April, July and October.

The time and dates by which Repurchase Offers must be received in good order (“Repurchase Request Deadline”) are generally 4:00 p.m. Eastern time on the first Friday of the month in which the repurchase occurs. The repurchase price will be the Fund’s NAV determined on the repurchase pricing date, which will be a date not more than 14 calendar days following the Repurchase Request Deadline (“Repurchase Pricing Date”). Payment for all shares repurchased pursuant to these offers will be made no later than seven calendar days after the Repurchase Pricing Date (“Repurchase Payment Deadline”). Under normal circumstances, it is expected that the Repurchase Request Deadline will be the same date as the Repurchase Pricing Date. If the tendered shares have been purchased immediately prior to the tender, the Fund will not release repurchase proceeds until payment for the tendered shares has settled.

If more shares are tendered for repurchase than the Fund has offered to repurchase, the Board may, but is not obligated to, increase the number of shares to be repurchased by up to 2.0% of the shares outstanding on the Repurchase Request Deadline. If there are still more shares tendered than are offered for repurchase, shares will be repurchased on a pro rata basis.

During the six months ended April 30, 2025, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase no less than 10.0% of the number of its outstanding shares as of the Repurchase Pricing Dates. The result of the repurchase offers were as follows:

Repurchase Request Deadline	Percentage of Outstanding Shares the Fund Offered to Repurchase(1)	Repurchase Pricing Date	Pricing Date NAV	Amount Repurchased (in thousands)	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Repurchased

1/10/2025	10%	1/10/2025	$23.29	$13,093	565,770	1.86%
4/11/2025	10%	4/11/2025	$22.20	$41,460	1,857,278	5.69%
(1)If total repurchase request exceeds 10.0% of the Fund’s outstanding shares, the Fund may increase the number of shares that it is offering to repurchase by up to an additional 2.0% of its total outstanding shares.

Transactions to the Fund’s shares were as follows:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold
Class D	—	$—	—	$—
Class I	499,157	11,983	1,363,559	32,654
Class T	93,144	2,163	276,336	6,614
Class U	722,875	16,525	2,500,271	57,441
Class PT	12,000	300	—	—

Reinvested Dividends
Class D	—	—	—	—
Class I	214,891	5,107	496,430	11,955
Class T	44,906	1,057	94,044	2,247
Class U	504,917	11,437	1,219,045	27,981
Class PT	—	—	—	—

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Redeemed
Class D	—	—	(41,570)	(921)
Class I	(958,047)	(22,033)	(531,477)	(12,891)
Class T	(219,852)	(4,992)	(28,755)	(683)
Class U	(1,245,149)	(27,528)	(2,870,046)	(65,989)
Class PT	—	—	—	—

Shares Exchanged
Class D	—	—	—	—
Class I	1,266	30	—	—
Class T	33,168	798	—	—
Class U	(35,880)	(828)	—	—
Class PT	—	—	—	—
Net (Decrease) Increase in Net Assets	(332,604)	$(5,981)	2,477,837	$58,408
8.    Commitments and Contingencies
The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. The Fund will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of April 30, 2025, total unfunded commitments on these credit agreements were $10.6 million and the cumulative unrealized losses on these unfunded commitments were approximately $0.1 million.
Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.
9. Federal Income Taxes
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income and net realized losses on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature.

As of October 31, 2024, the Fund’s most recent fiscal year end, the permanent differences reclassified (to)/from Accumulated Deficit and Paid-in Capital were not material to the Fund’s consolidated financial statements.
The tax character of distributions declared for the six months ended April 30, 2025 and the year ended October 31, 2024 were as follows (in thousands):

	Ordinary Income	Total

April 30, 2025*	$28,343	$28,343
October 31, 2024	61,529	61,529
*The final tax character of any distribution declared during 2025 will be determined in January 2026 and reported to shareholders on IRS Form 1099-Div in accordance with federal income tax regulations.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

As of October 31, 2024, the components of accumulated losses on a tax basis for the Fund are as follows (in thousands):

Undistributed Ordinary Income	Net Unrealized Appreciation	Other Temporary Differences	Total Accumulated Losses

$1,217	$5,071	$(54,468)	$(48,180)
Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of October 31, 2024, the Fund had non-expiring capital loss carry-forwards of $52.2 million.

As of October 31, 2024, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows (in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$943,163	$30,266	$(25,195)	$5,071
10.     Borrowings

Credit facility: On July 13, 2023, the Fund entered into a multi-currency credit facility agreement (the “BNP Credit Facility”) with BNP Paribas SA to borrow up to $300.0 million, with options to increase the commitment in $5.0 million increments. Borrowings accrue interest based on the Secured Overnight Financing Rate, or at a rate applicable to each currency’s borrowings, plus a spread of 1.90%. Commitment fees accrue daily at a rate of 0.35% or 0.65%, depending on the utilization levels. The BNP Credit Facility’s commitment terminates on July 13, 2026, with an option to extend the term. The BNP Credit Facility contains certain covenants, that require the maintenance of ratios throughout the borrowing period. As of April 30, 2025, the Fund is in compliance with these covenants. The fair value of the BNP Credit Facility approximates its carrying value due to variable interest rates that periodically reset to market rates. This fair value was determined using Level 2 inputs in the fair value hierarchy.

The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread), and average borrowings for the BNP Credit Facility during the six months ended April 30, 2025 were as follows (in thousands):

Stated interest expense	$7,336
Unused commitment fees	73
Amortization of deferred financing costs	73
Total interest expense	$7,482
Weighted average interest rate	5.73%
Average borrowings	$258,245
Reverse Repurchase Agreements: On May 25, 2022, the Fund executed a Master Repurchase Agreement (“MRA”) with J.P. Morgan Securities LLC (“JPM”) as the counterparty to the agreement. In this reverse repurchase agreement, the Fund delivers a security in exchange for cash to JPM with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to JPM during the term of the agreement.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
As of April 30, 2025, the Fund had no reverse repurchase agreements outstanding under the MRA.
11.     Segment Reporting

The Fund operates through a single operating and reporting segment with a principal objective of providing attractive risk-adjusted returns and generating current income. The Fund’s President acts as the Fund’s CODM and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus, against which the CODM assesses the Fund’s performance. In addition to other metrics, the CODM uses net increase/decrease in net assets resulting from operations as a key metric to assess the Fund’s performance against its benchmark. As the Fund’s investment operations comprise a single reporting segment, the segment assets are the same assets that are reported in the Consolidated Statement of Assets and Liabilities, and significant segment expenses are the same as those listed on the Consolidated Statement of Operations.
12.    Subsequent Events

On May 29, 2025, the Board approved certain changes necessary to convert the Fund to KKR Asset-Based Finance Fund, with an investment strategy and portfolio focused on a multi-sector approach to investing in privately sourced and structured Asset-Based Finance investments. At the same meeting, the Board also approved a new investment advisory agreement (the “New Advisory Agreement”) between the Fund and the Adviser and changes to the Fund’s fundamental policy to make quarterly offers to repurchase its outstanding shares, each of which remains subject to shareholder approval.

The Board has conditionally approved, subject to shareholder approval of the New Advisory Agreement, an Amended and Restated Expense Limitation and Reimbursement Agreement (the “Amended and Restated Expense Limitation Agreement”), through February 28, 2027, to waive its fees and/or reimburse expenses of the Fund so that Specified Expenses will not exceed 0.60% of the average daily value of the Fund’s net assets (annualized). At the request of the Board, the Adviser has agreed to temporarily waive the Investment Advisory Fee and fees payable under the New Advisory Agreement from May 31, 2025 through December 31, 2025, and ensure fees payable under the New Advisory Agreement do not exceed 1.74% (annualized) of the Fund’s average net assets from January 1, 2026 through December 31, 2026. The fees waived during this period are not subject to recoupment by the Adviser under the Amended and Restated Expense Limitation Agreement. The Fund expects to hold a special meeting of shareholders to approve certain of the changes that require shareholder approval on August 25, 2025.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

Privacy Notice
Protection and Security of Your Personal Information
Kohlberg Kravis Roberts & Co. L.P. (“KKR”) respects our investors’ right to privacy. All financial companies choose how they share personal information. Consumers have the right under U.S. federal law to limit some, but not all, sharing of personal information. U.S. federal law also requires us to inform you how we collect, share and protect your personal information. Investors may also have additional limiting rights under their respective State’s law. This notice is provided by KKR, its affiliates, and funds (“KKR”, “we”, or “us”). Please read this notice carefully to understand what we do, and call us at (212) 750-8300 if you have any questions.
The Personal Information We Collect and How We Collect It
We collect the following types of personal information about individuals who are our investors:
•Information we receive from investors in subscription agreements, questionnaires and in other forms, such as name, address, account information, social security number, the types and amounts of investments, statements of net worth, telephone number, and other contact information;
•Information we receive from investors, affiliates and other companies about investors’ transactions with us, our affiliates, or other financial institutions with which we have relationships; and
•Information we receive from third parties such as demographic information and information collected to comply with law and regulation.
When you are no longer an investor with us, we continue to share your information as described in this notice.
How and Why We Share Personal Information
This section lists reasons why financial companies can share their customers’ personal information. With respect to each reason, we explain whether KKR chooses to share for this reason and, if we do share, whether you can limit this sharing.
•For everyday business purposes: KKR shares personal information for everyday business purposes, such as to
•process your transactions;
•provide financial products or services to you;
•maintain your investment(s);
•secure business services, including printing, mailing, and processing or analyzing data;
•secure professional services, including accounting and legal services; or
•respond to court orders and legal investigations.
You cannot limit sharing by KKR for everyday business purposes.
•For our marketing purposes: KKR shares personal information for our marketing purposes so that we can offer products and services to you. You cannot limit sharing by KKR for this reason.
•For joint marketing with other financial companies: KKR does not share personal information for joint marketing with other financial companies.
•For use by affiliates in providing products and services to you: KKR shares personal information for our affiliates’ use in providing you with products and services that meet your financial services needs. You cannot limit sharing by KKR for this reason.

Credit Opportunities Portfolio	April 30, 2025 (Unaudited)

•For the everyday business purposes of affiliates: KKR does not share personal information, including information about your credit worthiness, with our affiliates for their everyday business purposes.
•For use by affiliates to market to you: KKR does not share personal information with affiliates so that they can market to you.
•For use by non-affiliates to market to you: KKR does not share personal information with non-affiliates so that they can market to you.
U.S. Federal law gives you the right to limit sharing of your personal information only for use (i) by affiliates everyday business purposes (information about your creditworthiness), (ii) by affiliates to market to you, and (iii) by non-affiliates to market to you. U.S. State laws and individual companies may give you additional rights to limit sharing.
How We Protect Your Personal Information
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Definitions
Affiliates: Companies related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with our affiliates, except to provide you products and services that meet your financial needs.
Non-affiliates: Companies not related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with non-affiliates so they can market to you.
Joint Marketing: A formal agreement between nonaffiliated financial companies that together market financial products and services to you. KKR does not jointly market.

(b) Not applicable for semi-annual report.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for semi-annual report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) Not applicable for semi-annual report.

(a)(4) Not applicable for semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Credit Opportunities Portfolio

By /s/ Rudy Pimentel
Rudy Pimentel, President

Date June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Rudy Pimentel
Rudy Pimentel, President

Date June 25, 2025

By /s/ Thomas Murphy
Thomas Murphy, Treasurer, Chief Accounting
Officer & Chief Financial Officer

Date June 25, 2025